UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Small Cap Index VIP

(formerly Scudder VIT Small Cap Index Fund)

	Shares	Value ($)

Common Stocks 98.3%
Consumer Discretionary 13.7%
Auto Components 0.7%
Aftermarket Technology Corp.*	10,100	228,360
American Axle & Manufacturing Holdings, Inc.	15,700	268,941
ArvinMeritor, Inc.	27,900	415,989
Bandag, Inc.	4,600	192,602
Cooper Tire & Rubber Co.	25,400	364,236
Drew Industries, Inc.*	7,800	277,290
Hayes Lemmerz International, Inc.*	18,100	49,413
LKQ Corp.*	13,400	278,854
Modine Manufacturing Co.	14,506	427,927
Noble International Ltd.	4,950	83,803
Quantum Fuel Systems Technologies Worldwide, Inc.* (a)	21,700	77,686
Sauer-Danfoss, Inc.	3,388	77,755
Standard Motor Products, Inc.	3,600	31,968
Strattec Security Corp.*	1,200	44,748
Superior Industries International, Inc. (a)	12,500	242,000
Tenneco Automotive, Inc.*	17,700	383,913
Visteon Corp.*	50,700	233,220

		3,678,705
Automobiles 0.3%
Coachmen Industries, Inc.	6,100	69,418
Fleetwood Enterprises, Inc.*	22,177	247,717
Monaco Coach Corp.	10,575	141,705
Thor Industries, Inc.	15,549	829,695
Winnebago Industries, Inc.	12,294	373,000

		1,661,535
Distributors 0.2%
Audiovox Corp. "A"*	8,800	105,072
Building Materials Holding Corp.	12,000	427,680
Design Within Reach, Inc.*	6,400	36,416
Handleman Co.	10,055	96,528
Keystone Automotive Industries, Inc.*	7,500	316,575
Prestige Brands Holdings, Inc.*	9,760	118,779
Source Interlink Companies, Inc.*	18,300	208,620

		1,309,670
Diversified Consumer Services 1.0%
Alderwoods Group, Inc.*	18,300	327,570
Bright Horizons Family Solutions, Inc.*	12,300	476,379
Corinthian Colleges, Inc.*	34,600	498,240
DeVry, Inc.*	22,000	500,940
Educate, Inc.*	5,251	44,738
Escala Group, Inc.* (a)	4,000	104,760
Jackson Hewitt Tax Service, Inc.	15,200	480,016
Matthews International Corp. "A"	14,000	535,640

Pre-Paid Legal Services, Inc. (a)	3,878	137,591
Regis Corp.	20,700	713,736
Sotheby's Holdings, Inc. "A"*	16,183	469,954
Stewart Enterprises, Inc. "A"	39,900	227,829
Strayer Education, Inc.	6,660	681,052
Universal Technical Institute, Inc.*	10,100	304,010
Vertrue, Inc.*	2,972	124,230

		5,626,685
Hotels Restaurants & Leisure 2.7%
AFC Enterprises, Inc.	11,300	157,070
Ambassadors Group, Inc.	5,000	127,000
Ameristar Casinos, Inc.	10,600	273,374
Aztar Corp.*	13,260	556,787
Bally Technologies, Inc.*	20,300	344,897
BJ's Restaurants, Inc.*	4,800	129,600
Bluegreen Corp.*	7,800	103,116
Bob Evans Farms, Inc.	16,242	482,550
Buffalo Wild Wings, Inc.*	4,400	182,952
California Pizza Kitchen, Inc.*	9,300	301,785
CEC Entertainment, Inc.*	13,950	468,999
Chipotle Mexican Grill, Inc. "A"*	3,300	182,787
Churchill Downs, Inc.	2,319	88,864
CKE Restaurants, Inc. (a)	21,300	370,620
Denny's Corp.*	44,700	212,772
Domino's Pizza, Inc.	10,900	311,195
Dover Downs Gaming & Entertainment, Inc.	3,240	70,535
Dover Motorsports, Inc.	3,200	17,568
Gaylord Entertainment Co.*	15,000	680,700
Great Wolf Resorts, Inc.*	15,056	174,499
IHOP Corp.	7,700	369,138
Isle of Capri Casinos, Inc.*	7,411	246,638
Jack in the Box, Inc.*	13,898	604,563
Krispy Kreme Doughnuts, Inc.* (a)	27,300	245,154
Landry's Restaurants, Inc.	7,500	264,975
LIFE TIME FITNESS, Inc.*	10,100	473,185
Lodgian, Inc.*	7,974	110,759
Lone Star Steakhouse & Saloon, Inc.	7,000	198,940
Luby's, Inc.*	11,500	143,635
Magna Entertainment Corp. "A" * (a)	19,000	129,010
Marcus Corp.	6,450	128,678
McCormick & Schmick's Seafood Restaurants, Inc.*	1,435	36,549
Monarch Casino & Resort, Inc.*	4,900	139,111
Morgans Hotel Group Co.*	10,500	185,430
MTR Gaming Group, Inc.*	11,700	120,510
Multimedia Games, Inc.* (a)	15,000	223,200
O'Charley's, Inc.*	12,500	230,750
P.F. Chang's China Bistro, Inc.*	9,972	491,520
Papa John's International, Inc.*	11,212	367,866
Pinnacle Entertainment, Inc.*	18,900	532,413
Progressive Gaming International Corp.*	19,772	189,218
RARE Hospitality International, Inc.*	15,575	542,477
Red Robin Gourmet Burgers, Inc.* (a)	5,000	236,000
Riviera Holdings Corp.*	5,300	89,305
Ruby Tuesday, Inc.	23,421	751,346
Ruth's Chris Steak House, Inc.*	8,000	190,480

Ryan's Restaurant Group, Inc.*	18,350	266,075
Shuffle Master, Inc.* (a)	14,825	529,845
Six Flags, Inc.* (a)	35,200	358,336
Speedway Motorsports, Inc.	7,454	284,817
Sunterra Corp.*	10,400	148,512
Texas Roadhouse, Inc. "A"*	15,100	258,059
The Steak n Shake Co.*	13,175	277,993
Triarc Companies, Inc. "B"	12,900	225,492
Vail Resorts, Inc.*	12,900	493,038
WMS Industries, Inc.*	7,600	228,760

		15,549,447
Household Durables 1.4%
Avatar Holdings, Inc.* (a)	2,600	158,600
Bassett Furniture Industries, Inc.	4,500	89,775
Blount International, Inc.*	10,800	173,988
Blyth, Inc.	11,400	239,628
Brookfield Homes Corp. (a)	6,984	362,190
California Coastal Communities, Inc.*	2,160	80,136
Champion Enterprises, Inc.*	27,700	414,392
Comstock Homebuilding Companies, Inc. "A"*	4,400	48,444
CSS Industries, Inc.	1,850	60,569
Dixie Group, Inc.*	6,020	90,059
Ethan Allen Interiors, Inc.	12,800	537,856
Furniture Brands International, Inc.	19,300	473,043
Hooker Furniture Corp.	3,900	73,710
Interface, Inc. "A"*	20,241	279,528
iRobot Corp.* (a)	3,400	94,520
Jarden Corp.*	26,725	877,916
Kimball International, Inc. "B"	8,100	121,824
La-Z-Boy, Inc. (a)	21,300	362,100
Levitt Corp. "A"	8,425	185,687
Libbey, Inc.	5,400	38,232
Lifetime Brands, Inc.	4,600	129,674
M/I Homes, Inc.	4,900	230,300
Maytag Corp.	31,300	667,629
National Presto Industries, Inc.	1,100	54,087
Orleans Homebuilders, Inc.	1,500	30,390
Palm Harbor Homes, Inc.* (a)	4,850	103,936
Russ Berrie & Co., Inc.	4,800	72,960
Skyline Corp.	2,100	86,898
Stanley Furniture Co., Inc.	6,900	201,825
Tarragon Corp.* (a)	5,650	112,435
Technical Olympic USA, Inc.	6,225	126,679
Tupperware Brands Corp.	21,090	434,243
Universal Electronics, Inc.*	4,241	75,066
WCI Communities, Inc.*	13,100	364,442
William Lyon Homes, Inc.*	1,400	133,952
Yankee Candle Co., Inc.	18,948	518,607

		8,105,320
Internet & Catalog Retail 0.7%
1-800 Contacts, Inc.*	2,100	28,245
1-800 FLOWERS.COM, Inc. "A"*	13,800	97,980
Alloy, Inc.*	4,300	57,663
Audible, Inc.* (a)	12,700	133,477
Blair Corp.	906	37,517

Blue Nile, Inc.* (a)	5,000	175,950
Coldwater Creek, Inc.*	22,537	626,529
dELiA*s, Inc.*	9,591	89,580
drugstore.com, Inc.*	29,700	91,773
FTD Group, Inc.*	8,310	80,524
GSI Commerce, Inc.* (a)	13,700	232,900
Insight Enterprises, Inc.*	21,362	470,178
J. Jill Group, Inc.*	9,550	228,340
Netflix, Inc.* (a)	13,700	397,163
Nutri/System, Inc.* (a)	10,000	475,200
Overstock.com, Inc.* (a)	7,400	220,668
Priceline.com, Inc.*	9,016	223,957
Stamps.com, Inc.*	7,900	278,554
Systemax, Inc.*	2,900	20,938
ValueVision Media, Inc. "A"*	12,000	153,360

		4,120,496
Leisure Equipment & Products 0.4%
Arctic Cat, Inc.	6,800	163,608
Callaway Golf Co.	27,600	474,720
Escalade, Inc.	2,200	24,398
JAKKS Pacific, Inc.*	11,600	310,184
K2, Inc.*	16,800	210,840
Leapfrog Enterprises, Inc.* (a)	13,100	139,122
Marine Products Corp.	4,950	54,401
MarineMax, Inc.*	5,700	191,064
Nautilus, Inc. (a)	12,275	183,511
Oakley, Inc.	7,888	134,254
RC2 Corp.*	8,000	318,480
Steinway Musical Instruments, Inc.*	2,300	74,106
Sturm, Ruger & Co., Inc.	8,700	69,426

		2,348,114
Media 1.6%
4Kids Entertainment, Inc.*	7,000	120,330
ADVO, Inc.	11,650	372,800
Arbitron, Inc.	12,500	422,750
Beasley Broadcast Group, Inc. "A"	1,600	19,408
Carmike Cinemas, Inc. (a)	6,200	149,606
Catalina Marketing Corp.	20,700	478,170
Charter Communications, Inc. "A"*	166,100	181,049
Citadel Broadcasting Corp.	20,600	228,454
Courier Corp.	2,850	126,369
Cox Radio, Inc. "A"*	12,400	166,408
Crown Media Holdings, Inc.*	6,700	42,478
Cumulus Media, Inc. "A"* (a)	25,200	283,752
Emmis Communications Corp. "A"*	16,794	268,704
Entercom Communications Corp.	15,400	429,968
Entravision Communications Corp. "A"*	26,700	244,572
Fisher Communications, Inc.*	1,900	85,025
Gemstar-TV Guide International, Inc.*	91,700	283,353
Gray Television, Inc.	16,600	139,440
Harris Interactive, Inc.*	25,200	141,624
Hollinger International, Inc.	23,100	193,578
Journal Communications, Inc. "A"	9,600	119,040
Journal Register Co.	14,703	179,083
Lin TV Corp. "A"*	13,200	118,800

LodgeNet Entertainment Corp.*	7,454	116,133
Martha Stewart Living Omnimedia, Inc. "A"* (a)	8,222	138,623
Media General, Inc. "A"	7,600	354,312
Mediacom Communications Corp. "A"*	29,000	166,750
Morningstar, Inc.*	4,100	183,557
Navarre Corp.* (a)	14,300	61,347
Outdoor Channel Holdings, Inc.*	37	377
Playboy Enterprises, Inc. "B"*	6,360	90,312
PRIMEDIA, Inc.*	55,800	115,506
ProQuest Co.*	9,600	205,344
Radio One, Inc. "D"*	35,900	267,814
RCN Corp.*	8,000	207,200
Reader's Digest Association, Inc.	41,800	616,550
Regent Communications, Inc.*	11,200	51,632
Saga Communications, Inc. "A"*	5,950	57,536
Salem Communications Corp. "A"*	3,218	48,302
Scholastic Corp.*	16,100	430,836
Sinclair Broadcast Group, Inc. "A"	24,518	199,822
Spanish Broadcasting System, Inc. "A"*	18,569	102,687
Thomas Nelson, Inc.	4,200	122,850
TiVo, Inc.*	21,000	151,830
Triple Crown Media, Inc.*	1,660	9,794
Valassis Communications, Inc.*	21,200	622,644
Value Line, Inc.	400	14,800
World Wrestling Entertainment, Inc.	6,922	116,982
WorldSpace, Inc. "A"* (a)	7,000	52,850
WPT Enterprises, Inc.* (a)	3,300	24,288

		9,325,439
Multiline Retail 0.3%
99 Cents Only Stores*	16,900	229,164
Big Lots, Inc.*	42,900	598,884
Conn's, Inc.*	3,300	112,728
Freds, Inc.	18,068	239,582
Retail Ventures, Inc.*	4,800	70,368
The Bon-Ton Stores, Inc.	3,800	122,930
Tuesday Morning Corp.	11,600	267,844

		1,641,500
Specialty Retail 3.4%
A.C. Moore Arts & Crafts, Inc.*	8,000	147,200
Aaron Rents, Inc.	15,050	408,908
Aeropostale, Inc.*	22,100	666,536
America's Car-Mart, Inc.*	6,200	133,300
Asbury Automotive Group, Inc.*	4,700	92,684
Big 5 Sporting Goods Corp.	7,400	144,892
Blockbuster, Inc. "A" (a)	72,900	289,413
Bombay Co., Inc.*	16,400	54,120
Build-A-Bear-Workshop, Inc.* (a)	3,600	110,340
Burlington-Coat Factory Warehouse Corp.	8,600	390,870
Cabela's, Inc. "A"* (a)	10,600	217,512
Cache, Inc.*	7,350	134,799
Casual Male Retail Group, Inc.* (a)	14,700	143,178
Cato Corp. "A"	12,450	297,057
Charlotte Russe Holding, Inc.*	7,800	166,920
Charming Shoppes, Inc.*	49,400	734,578
Christopher & Banks Corp.	14,175	329,002

Citi Trends, Inc.*	3,000	119,280
Cost Plus, Inc.*	14,801	253,097
CSK Auto Corp.*	19,560	271,297
Deb Shops, Inc.	1,200	35,640
Dress Barn, Inc.*	10,300	493,885
DSW, Inc. "A"*	3,900	122,148
GameStop Corp. "A"*	3,545	167,111
GameStop Corp. "B"*	17,000	736,440
Genesco, Inc.*	8,100	315,009
Group 1 Automotive, Inc.	7,400	351,796
Guess?, Inc.*	5,600	219,016
Guitar Center, Inc.*	10,200	486,540
Gymboree Corp.*	14,700	382,788
Haverty Furniture Companies, Inc.	6,500	93,275
Hibbett Sporting Goods, Inc.*	14,905	491,716
Hot Topic, Inc.*	17,775	257,737
Jo-Ann Stores, Inc.*	12,202	164,239
Jos. A. Bank Clothiers, Inc.*	6,421	307,887
Lithia Motors, Inc. "A"	8,100	281,070
Maidenform Brands, Inc.*	8,808	96,976
Midas, Inc.*	7,400	161,838
Monro Muffler Brake, Inc.	3,750	139,275
Movie Gallery, Inc. (a)	14,325	43,262
New York & Co., Inc.*	4,723	70,562
Pacific Sunwear of California, Inc.*	31,800	704,688
Pantry, Inc.*	7,800	486,642
Payless ShoeSource, Inc.*	26,600	608,874
PETCO Animal Supplies, Inc.*	24,200	570,394
Pier 1 Imports, Inc. (a)	31,800	369,198
Rent-Way, Inc.*	13,361	96,333
Restoration Hardware, Inc.*	17,000	96,730
Select Comfort Corp.*	15,800	624,890
Sharper Image Corp.* (a)	13,200	169,092
Shoe Carnival, Inc.*	4,700	117,406
Sonic Automotive, Inc.	10,500	291,480
Stage Stores, Inc.	12,300	365,925
Stein Mart, Inc.	11,496	200,260
Talbots, Inc.	8,100	217,647
The Buckle, Inc.	2,326	95,250
The Children's Place Retail Stores, Inc.*	7,800	451,620
The Finish Line, Inc. "A"	15,200	250,040
The Pep Boys- Manny, Moe & Jack	22,000	332,420
The Sports Authority, Inc.*	9,549	352,358
Too, Inc.*	13,444	461,801
Tractor Supply Co.*	15,200	1,008,368
Trans World Entertainment Corp.*	8,745	48,710
United Auto Group, Inc.	9,500	408,500
West Marine, Inc.* (a)	6,800	102,068
Wet Seal, Inc. "A"*	19,900	132,335
Zales Corp.*	20,100	563,403
Zumiez, Inc.*	1,000	61,100

		19,710,725
Textiles, Apparel & Luxury Goods 1.0%
Brown Shoe Co., Inc.	6,700	351,616
Carter's, Inc.*	6,800	458,932

Charles & Colvard Ltd. (a)	7,350	79,600
Cherokee, Inc.	4,000	161,080
Crocs, Inc.*	500	12,575
Deckers Outdoor Corp.*	5,000	202,700
Fossil, Inc.*	18,000	334,440
Hartmarx Corp.*	10,600	94,446
Innovo Group, Inc.*	14,100	10,406
K-Swiss, Inc. "A"	10,400	313,456
Kellwood Co.	10,382	325,891
Kenneth Cole Productions, Inc. "A"	5,850	162,045
Movado Group, Inc.	5,400	124,632
Oxford Industries, Inc.	4,700	240,311
Perry Ellis International, Inc.*	5,300	119,939
Phillips-Van Heusen Corp.	11,700	447,057
Russell Corp.	11,800	162,840
Skechers USA, Inc. "A"*	9,889	246,533
Steven Madden Ltd.	7,000	248,500
Stride Rite Corp.	17,900	259,192
The Warnaco Group, Inc.*	20,400	489,600
Under Armour, Inc. "A"*	4,500	145,800
UniFirst Corp.	3,500	116,270
Volcom, Inc.*	3,400	120,802
Wolverine World Wide, Inc.	24,100	533,333
Xerium Technologies, Inc.	2,967	27,860

		5,789,856
Consumer Staples 2.7%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	3,800	98,838
Coca Cola Bottling Co.	1,800	82,800
Hansen Natural Corp.* (a)	5,800	731,090
National Beverage Corp.	1,000	11,570

		924,298
Food & Staples Retailing 0.8%
Arden Group, Inc. "A"	400	37,172
Casey's General Stores, Inc.	23,786	543,986
Central European Distribution Corp.* (a)	8,200	315,290
Great Atlantic & Pacific Tea Co., Inc.*	6,668	232,913
Ingles Markets, Inc. "A"	7,200	128,304
Longs Drug Stores Corp.	11,483	531,433
Nash Finch Co.	6,600	197,340
Pathmark Stores, Inc.*	17,100	178,866
Performance Food Group Co.*	14,800	461,612
Ruddick Corp.	13,200	320,892
Smart & Final, Inc.*	3,900	63,921
Spartan Stores, Inc.	9,700	123,675
The Andersons, Inc.	3,600	281,628
The Topps Co., Inc.	10,996	96,435
United Natural Foods, Inc.*	18,365	642,224
Weis Markets, Inc.	4,100	182,737
Wild Oats Markets, Inc.*	14,789	300,661

		4,639,089
Food Products 1.0%
Alico, Inc.	1,400	63,616
American Italian Pasta Co. "A" (a)	6,460	40,440

Chiquita Brands International, Inc.	15,700	263,289
Corn Products International, Inc.	29,950	885,621
Darling International, Inc.*	28,500	133,380
Delta & Pine Land Co.	17,268	520,803
Diamond Foods, Inc.	846	14,526
Farmer Brothers Co.	1,900	42,370
Flowers Foods, Inc.	20,137	598,069
Gold Kist, Inc.*	23,400	295,776
Green Mountain Coffee Roasters, Inc.*	2,500	99,300
Hain Celestial Group, Inc.*	12,582	329,522
J & J Snack Foods Corp.	4,800	161,232
John B. Sanfilippo & Son, Inc.*	3,500	55,405
Lancaster Colony Corp.	12,600	529,200
Lance, Inc.	11,600	261,000
Maui Land & Pineapple Co., Inc.*	1,900	71,725
Peet's Coffee & Tea, Inc.* (a)	6,900	207,000
Premium Standard Farms, Inc.	2,077	36,451
Ralcorp Holdings, Inc.*	12,460	474,103
Reddy Ice Holdings, Inc.	1,980	43,976
Sanderson Farms, Inc.	8,750	196,000
Seaboard Corp.	100	159,400
Tootsie Roll Industries, Inc.	8,755	256,259

		5,738,463
Household Products 0.1%
Central Garden & Pet Co.*	9,300	494,202
WD-40 Co.	7,700	237,545

		731,747
Personal Products 0.4%
Chattem, Inc.*	8,400	316,260
Elizabeth Arden, Inc.*	9,700	226,204
Inter Parfums, Inc.	2,100	41,853
Mannatech, Inc. (a)	7,900	137,302
Nature's Sunshine Products, Inc.	6,000	75,000
NBTY, Inc.*	21,100	475,172
Nu Skin Enterprises, Inc. "A"	20,744	363,642
Parlux Fragrances, Inc.* (a)	3,700	119,325
Playtex Products, Inc.*	16,800	175,896
Revlon, Inc. "A"*	58,900	186,124
USANA Health Sciences, Inc.* (a)	4,900	204,428

		2,321,206
Tobacco 0.2%
Alliance One International, Inc.	29,200	141,912
Star Scientific, Inc.* (a)	15,300	47,889
Universal Corp.	12,468	458,449
Vector Group Ltd. (a)	12,438	237,068

		885,318
Energy 6.3%
Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.*	4,800	484,848
Basic Energy Services, Inc.*	3,600	107,280
Bristow Group, Inc.*	8,200	253,380
Bronco Drilling Co., Inc.*	4,567	120,112
CARBO Ceramics, Inc.	9,400	534,954
Dril-Quip, Inc.*	2,400	170,040

Global Industries Ltd.*	38,500	557,865
Grey Wolf, Inc.*	75,300	560,232
Gulf Island Fabrication, Inc.	5,100	120,717
GulfMark Offshore, Inc.*	8,100	225,180
Hanover Compressor Co.* (a)	35,800	666,596
Helix Energy Solutions Group, Inc.*	33,692	1,276,927
Hercules Offshore, Inc.*	3,600	122,436
Hornbeck Offshore Services, Inc.*	6,200	223,634
Hydril*	8,900	693,755
Input/Output, Inc.*	24,300	235,953
Lone Star Technologies, Inc.*	11,336	628,128
Lufkin Industries, Inc.	6,400	354,816
Maverick Tube Corp.*	16,683	884,032
Newpark Resources, Inc.*	30,725	251,945
NS Group, Inc.*	8,176	376,341
Oceaneering International, Inc.*	9,300	532,890
Oil States International, Inc.*	15,200	560,120
Parker Drilling Co.*	43,800	406,026
Pioneer Drilling Co.*	9,900	162,657
RPC, Inc.	8,800	201,080
SEACOR Holdings, Inc.*	8,273	655,222
Superior Energy Services, Inc.*	34,701	929,640
Superior Well Services, Inc.*	1,648	47,907
TETRA Technologies, Inc.*	12,525	589,176
Todco "A"*	18,500	729,085
Union Drilling, Inc.*	7,000	102,340
Universal Compression Holdings, Inc.*	8,400	425,628
Veritas DGC, Inc.*	13,400	608,226
W-H Energy Services, Inc.*	12,700	565,023

		15,364,191
Oil, Gas & Consumable Fuels 3.6%
Alon USA Energy, Inc.	3,777	92,990
Alpha Natural Resources, Inc.*	11,730	271,432
Atlas America, Inc.*	6,232	297,952
ATP Oil & Gas Corp.* (a)	8,300	364,453
Berry Petroleum Co. "A"	8,200	561,290
Bill Barrett Corp.*	5,660	184,459
Bois d'Arc Energy, Inc.*	4,705	78,338
Brigham Exploration Co.*	15,300	134,028
Cabot Oil & Gas Corp.	21,634	1,036,918
Callon Petroleum Co.*	7,000	147,140
Carrizo Oil & Gas, Inc.*	8,900	231,311
Cheniere Energy, Inc.*	19,000	770,830
Cimarex Energy Co.	35,610	1,540,489
Clayton Williams Energy, Inc.*	3,000	122,760
Comstock Resources, Inc.*	15,724	466,846
Crosstex Energy, Inc.	3,300	255,585
Delta Petroleum Corp.* (a)	15,900	334,218
Edge Petroleum Corp.*	8,800	219,824
Encore Aquisition Co.*	18,000	558,000
Endeavour International Corp.*	16,500	48,015
Energy Partners Ltd.*	11,900	280,602
EXCO Resources, Inc.*	16,500	206,745
Foundation Coal Holdings, Inc.	10,450	429,913
Frontier Oil Corp.	22,318	1,324,573

FX Energy, Inc.* (a)	15,900	83,157
Gasco Energy, Inc.* (a)	24,500	137,200
Giant Industries, Inc.*	5,700	396,378
Goodrich Petroleum Corp.*	5,400	145,800
Harvest Natural Resources, Inc.*	16,800	163,296
Holly Corp.	9,200	681,904
Houston Exploration Co.*	10,600	558,620
James River Coal Co.* (a)	6,700	227,599
KCS Energy, Inc.*	18,700	486,200
KFx, Inc.* (a)	30,800	560,560
Maritrans, Inc.	4,800	117,264
McMoRan Exploration Co.*	10,400	185,536
Meridian Resource Corp.*	30,300	122,715
NGP Capital Resources Co.	6,900	93,840
Pacific Ethanol, Inc.*	110	2,375
Parallel Petroleum Corp.*	16,000	295,200
Penn Virginia Corp.	8,400	596,400
Petrohawk Energy Corp.*	21,900	300,030
Petroleum Development Corp.*	7,600	344,736
PetroQuest Energy, Inc.*	19,800	199,782
Remington Oil & Gas Corp.*	8,000	345,760
Resource America, Inc.	7,000	139,440
Rosetta Resources, Inc.*	30,352	545,122
St. Mary Land & Exploration Co.	23,434	956,810
Stone Energy Corp.*	8,679	383,004
Swift Energy Co.*	10,420	390,333
Syntroleum Corp.* (a)	19,000	157,130
Toreador Resources Corp.* (a)	7,900	245,769
TransMontaigne, Inc.*	17,300	169,713
Tri-Valley Corp.* (a)	7,500	59,775
USEC, Inc.	36,333	437,813
W&T Offshore, Inc.	6,720	270,883
Warren Resources, Inc.*	10,800	160,920
Western Refining, Inc.*	7,100	153,502
Whiting Petroleum Corp.*	14,200	582,058
World Fuel Services Corp.	11,100	448,884

		21,104,219
Financials 19.9%
Banks 8.6%
Alabama National BanCorp.	6,000	410,400
AMCORE Financial, Inc.	9,413	297,639
AmericanWest Bancorp.*	2,390	63,263
Ameris Bancorp	4,560	106,066
Ames National Corp.	1,800	43,704
Anchor BanCorp Wisconsin, Inc.	11,900	360,689
Arrow Financial Corp.	3,893	106,668
BancFirst Corp.	1,800	78,480
BancorpSouth, Inc.	36,800	883,568
BancTrust Financial Group, Inc.	1,600	35,440
Bank Mutual Corp.	29,141	345,029
Bank of Granite Corp.	3,812	77,269
Bank of the Ozarks, Inc. (a)	5,600	204,400
BankAtlantic Bancorp., Inc. "A"	21,500	309,385
BankFinancial Corp.*	5,500	87,560

BankUnited Financial Corp. "A"	16,000	432,640
Banner Corp.	4,300	146,200
Berkshire Hill Bancorp., Inc.	2,600	90,844
Beverly Hills Bancorp., Inc.	464	4,918
Boston Private Financial Holdings, Inc.	16,156	545,911
Camden National Corp.	3,100	119,040
Capital City Bank Group, Inc.	4,343	154,394
Capital Corp. of the West	4,320	158,630
Capitol Bancorp., Ltd.	3,900	182,325
Cardinal Financial Corp.	12,700	171,831
Cascade Bancorp.	7,000	206,850
Cathay General Bancorp.	20,436	769,211
Centennial Bank Holdings, Inc.*	24,100	281,970
Center Financial Corp.	6,200	150,226
Central Pacific Financial Corp.	12,912	474,129
Charta Financial Corp.	1,500	57,090
Chemical Financial Corp.	11,244	363,294
Chittenden Corp.	22,926	664,166
Citizens & Northern Corp.	1,919	46,440
Citizens Banking Corp.	19,800	531,630
City Bank	3,174	147,718
City Holding Co.	7,900	290,641
Clifton Savings Bancorp, Inc.	2,700	28,863
Coastal Financial Corp.	3,993	54,944
CoBiz, Inc.	4,800	98,880
Columbia Banking System, Inc.	6,818	228,130
Community Bancorp.*	3,200	99,104
Community Bank System, Inc.	9,800	218,834
Community Banks, Inc.	7,848	223,354
Community Trust Bancorp., Inc.	5,129	173,873
Corus Bankshares, Inc. (a)	9,400	558,736
CVB Financial Corp.	25,822	441,556
Dime Community Bancshares	14,669	210,794
Enterprise Financial Services Corp.	641	17,557
Eurobancshares, Inc.*	2,406	28,367
Farmers Capital Bank Corp.	1,700	53,754
Fidelity Bankshares, Inc.	10,800	363,204
Financial Institutions, Inc.	2,200	41,558
First BanCorp. North Carolina	4,350	97,353
First BanCorp. Puerto Rico	31,200	385,632
First Busey Corp.	5,100	107,610
First Charter Corp.	14,100	348,270
First Citizens BancShares, Inc. "A"	2,700	521,100
First Commonwealth Financial Corp.	25,982	380,896
First Community Bancorp.	7,500	432,450
First Community Bancshares, Inc.	3,749	119,893
First Defiance Financial Corp.	1,300	34,242
First Financial Bancorp.	11,342	188,731
First Financial Bankshares, Inc.	6,386	244,584
First Financial Corp.	4,110	122,478
First Financial Holdings, Inc.	4,200	133,140
First Indiana Corp.	3,625	101,137
First Merchants Corp.	7,628	202,295
First Midwest Bancorp., Inc.	23,400	855,738
First Niagara Financial Group, Inc.	53,179	779,604

First Oak Brook Bancshares, Inc.	2,550	68,212
First Place Financial Corp.	3,900	96,720
First Regional Bancorp.*	545	48,576
First Republic Bank	7,950	300,669
First Source Corp.	3,981	119,350
First State Bancorp.	7,000	185,920
FirstFed Financial Corp.* (a)	8,100	484,461
Flagstar Bancorp., Inc.	16,050	242,355
Flushing Financial Corp.	6,600	115,236
FNB Corp.-Pennsylvania	23,400	400,140
FNB Corp.-Virginia	1,400	47,572
Franklin Bank Corp.*	5,700	109,611
Fremont General Corp.	24,400	526,064
Frontier Financial Corp.	9,187	303,538
GB&T Bancshares, Inc.	5,875	131,306
Glacier Bancorp., Inc.	14,625	454,106
Gold Banc Corp., Inc.	19,300	353,576
Great Southern Bancorp, Inc.	3,200	92,416
Greater Bay Bancorp.	25,100	696,274
Greene County Bancshares, Inc.	744	21,732
Hancock Holding Co.	12,300	572,196
Hanmi Financial Corp.	14,242	257,211
Harbor Florida Bancshares, Inc.	10,301	390,099
Harleysville National Corp.	10,548	239,862
Heartland Financial USA, Inc.	4,050	95,580
Heritage Commerce Corp.	2,700	67,500
IBERIABANK Corp.	4,375	247,494
Independent Bank Corp.-Massachusetts	6,300	202,545
Independent Bank Corp.-Michigan	9,283	264,101
Integra Bank Corp.	8,222	187,955
Interchange Financial Services Corp.	4,950	94,050
Investors Bancorp, Inc.*	20,900	291,346
Irwin Financial Corp.	9,000	173,970
ITLA Capital Corp.*	3,000	144,660
Kearny Financial Corp.	7,497	102,934
KNBT Bancorp, Inc.	10,100	165,135
Lakeland Bancorp, Inc.	4,251	66,146
Lakeland Financial Corp.	1,300	60,775
Macatawa Bank Corp.	3,007	113,995
MAF Bancorp., Inc.	15,960	698,569
Main Street Banks, Inc.	7,100	183,748
MainSource Financial Group, Inc.	2,275	42,998
MB Financial, Inc.	10,300	364,620
MBT Financial Corp.	4,000	67,200
Mercantile Bank Corp.	3,748	146,547
Mid-State Bancshares	9,600	282,528
Midwest Banc Holdings, Inc.	8,500	220,490
Nara Bancorp, Inc.	11,000	193,050
National Penn Bancshares, Inc.	16,332	347,545
NBC Capital Corp.	1,233	28,273
NBT Bancorp, Inc.	15,097	351,005
NetBank, Inc.	23,296	168,663
NewAlliance Bancshares, Inc.	41,400	597,402
Northern Empire Bancshares*	1,800	45,450
OceanFirst Financial Corp.	3,500	85,750

Old National Bancorp.	29,602	640,587
Old Second Bancorp, Inc.	4,198	137,820
Omega Financial Corp.	4,400	148,984
Oriental Financial Group, Inc.	8,142	117,652
Pacific Capital Bancorp.	22,144	749,353
Park National Corp. (a)	5,550	591,075
Peapack-Gladstone Financial Corp.	1,793	45,919
Peoples Bancorp, Inc.	5,895	176,850
PFF Bancorp., Inc.	6,990	235,633
Pinnacle Financial Partners, Inc.*	2,400	65,856
Placer Sierra Bancshares	3,800	108,490
PremierWest Bancorp.	2,663	49,265
PrivateBancorp, Inc.	8,100	336,069
Prosperity Bancshares, Inc.	11,400	344,394
Provident Bankshares Corp.	15,497	564,866
Provident Financial Holdings, Inc.	2,100	68,460
Provident Financial Services, Inc.	34,264	620,178
Provident New York Bancorp.	16,578	215,017
R & G Financial Corp. "B"	13,950	176,607
Renasant Corp.	2,500	92,350
Republic Bancorp., Inc.	37,828	455,449
Republic Bancorp., Inc. "A"	2,044	41,541
Royal Bancshares of Pennsylvania, Inc. "A"	327	8,018
S&T Bancorp, Inc.	8,860	324,099
S.Y. Bancorp, Inc.	3,400	89,828
Sandy Spring Bancorp., Inc.	7,200	273,528
Santander BanCorp.	1,384	35,154
SCBT Financial Corp.	1,984	69,599
Seacoast Banking Corp. of Florida	4,760	138,564
Security Bank Corp.	2,000	50,540
Signature Bank*	4,200	136,878
Simmons First National Corp. "A"	4,500	133,920
Sound Federal Bancorp., Inc.	918	18,902
Southside Bancshares, Inc.	2,377	48,091
Southwest Bancorp., Inc.	6,200	137,888
State Bancorp, Inc.	2,257	34,510
State National Bancshares, Inc.	16	436
Sterling Bancorp.	7,018	144,571
Sterling Bancshares, Inc.	22,225	401,161
Sterling Financial Corp.-Spokane	16,288	472,352
Sterling Financial Corp.-Pennsylvania	12,428	271,428
Suffolk Bancorp.	3,100	107,570
Summit Bancshares, Inc.	267	5,145
Sun Bancorp, Inc.*	5,108	99,606
Susquehanna Bancshares, Inc.	21,147	544,958
SVB Financial Group*	16,000	848,800
Taylor Capital Group, Inc.	2,200	86,218
Texas Capital Bancshares, Inc.*	10,500	252,000
Texas Regional Bancshares, Inc. "A"	22,476	662,826
The Bancorp, Inc.*	884	21,702
TierOne Corp.	9,400	319,130
Tompkins Trustco, Inc.	2,673	128,705
TriCo Bancshares	5,000	141,600
TrustCo Bank Corp. (a)	35,883	436,696
Trustmark Corp.	21,600	683,424

U. S. B Holding Co., Inc.	4,103	94,123
UCBH Holdings, Inc.	42,500	804,100
UMB Financial Corp.	7,192	505,094
Umpqua Holdings Corp.	21,631	616,483
Union Bankshares Corp.	2,400	109,704
United Bankshares, Inc.	17,200	658,244
United Community Banks, Inc.	11,100	312,465
Univest Corp. of Pennsylvania	3,450	87,837
Vineyard National Bancorp. Co.	5,230	153,239
Virginia Commerce Bancorp, Inc.*	4,531	162,889
Virginia Financial Group, Inc.	1,900	76,038
W Holding Co., Inc.	40,000	314,800
Washington Trust Bancorp, Inc.	4,000	112,280
Wauwatosa Holdings, Inc.*	20	272
WesBanco, Inc.	8,500	278,885
West Bancorp., Inc.	4,305	85,368
West Coast Bancorp.	6,800	190,060
Westamerica Bancorp.	15,600	809,952
Western Alliance Bancorp.*	239	8,879
Western Sierra Bancorp.*	4,600	208,564
Wilshire Bancorp, Inc.	7,500	139,425
Wintrust Financial Corp.	11,550	671,863
WSFS Financial Corp.	2,700	169,641
Yardville National Bancorp.	4,900	180,320

		49,516,332
Capital Markets 1.1%
Apollo Investment Corp.	29,223	520,462
Ares Capital Corp.	19,000	326,420
BKF Capital Group, Inc. (a)	2,000	26,000
Calamos Asset Management, Inc. "A"	11,100	415,140
Capital Southwest Corp.	700	66,850
Cohen & Steers, Inc.	2,000	49,000
GAMCO Investors, Inc. "A"	3,500	139,825
GFI Group, Inc.*	3,640	188,952
Gladstone Capital Corp. (a)	5,400	116,370
Greenhill & Co., Inc.	5,900	390,049
Harris & Harris Group, Inc.*	9,400	131,130
Investment Technology Group, Inc.*	15,777	785,694
Knight Capital Group, Inc. "A"*	42,700	594,811
LaBranche & Co., Inc.* (a)	21,400	338,334
MarketAxess Holdings, Inc.* (a)	10,900	131,127
MCG Capital Corp.	21,500	303,365
optionsXpress Holdings, Inc.	8,510	247,471
Piper Jaffray Companies, Inc.*	8,000	440,000
Sanders Morris Harris Group, Inc.	3,200	51,328
Stifel Financial Corp.*	2,700	117,909
SWS Group, Inc.	6,111	159,803
Tradestation Group, Inc.*	10,500	145,110
Waddell & Reed Financial, Inc. "A"	30,200	697,620

		6,382,770
Consumer Finance 0.4%
ACE Cash Express, Inc.*	4,900	121,961
Advance America Cash Advance Centers, Inc.	26,350	378,913
Advanta Corp. "B"	9,100	335,517
ASTA Funding, Inc.	5,500	182,930

Cash America International, Inc.	11,400	342,228
CompuCredit Corp.*	10,193	375,204
First Cash Financial Services, Inc.*	13,000	259,870
QC Holdings, Inc.*	1,432	18,086
United PanAm Financial Corp.*	2,400	74,160
World Acceptance Corp.*	8,800	241,120

		2,329,989
Diversified Financial Services 0.9%
Accredited Home Lenders Holding Co.* (a)	7,400	378,732
Asset Acceptance Capital Corp.*	3,334	64,913
Brookline Bancorp, Inc.	28,435	440,458
CharterMac	19,600	397,880
Commercial Capital Bancorp., Inc.	20,689	290,887
Doral Financial Corp. (a)	32,700	377,685
Encore Capital Group, Inc.*	6,900	101,775
eSPEED, Inc. "A"*	11,800	94,046
Federal Agricultural Mortgage Corp. "C"	5,800	170,636
Financial Federal Corp.	10,650	312,045
Horizon Financial Corp.	4,700	120,132
IntercontinentalExchange, Inc.*	7,400	510,970
International Securities Exchange, Inc.	3,600	149,940
Marlin Business Services Corp.*	340	7,514
Nasdaq Stock Market, Inc.* (a)	22,000	880,880
NCP Litigation Trust*	700	0
Northwest Bancorp, Inc.	5,900	146,084
Ocwen Financial Corp.*	16,600	169,652
Partners Trust Financial Group, Inc.	15,895	189,469
PennFed Financial Services, Inc.	4,600	88,182
PICOHoldings, Inc.*	2,400	78,936
Portfolio Recovery Associates, Inc.*	7,000	327,810
United Community Financial Corp.	13,542	164,129

		5,462,755
Insurance 2.4%
21st Century Insurance Group	9,500	150,100
Affirmative Insurance Holdings, Inc.	5,600	73,976
Alfa Corp.	13,200	226,248
American Equity Investment Life Holding Co.	17,472	250,549
American Physicians Capital, Inc.*	4,200	201,600
Argonaut Group, Inc.*	10,400	369,720
Baldwin & Lyons, Inc.	2,925	77,659
Bristol West Holdings, Inc.	6,000	115,500
Ceres Group, Inc.*	9,200	50,784
Citizens, Inc.*	12,795	66,022
Clark, Inc.	8,000	94,480
CNA Surety Corp.*	4,450	74,449
Crawford & Co. "B"	6,500	39,000
Delphi Financial Group, Inc. "A"	12,754	658,489
Direct General Corp.	7,800	132,678
Donegal Group, Inc. "A"	1,925	50,223
EMC Insurance Group, Inc.	900	25,083
Enstar Group, Inc.*	1,200	107,688
FBL Financial Group, Inc.	4,216	145,241
First Acceptance Corp.*	5,500	73,150
FPIC Insurance Group, Inc.*	5,100	192,780
Great American Financial Resources, Inc.	3,604	71,107

Harleysville Group, Inc.	7,400	219,706
Hilb, Rogal & Hobbs Co.	13,300	548,226
Horace Mann Educators Corp.	18,368	345,318
Independence Holding Co.	40	922
Infinity Property & Casualty Corp.	9,600	400,704
James River Group, Inc.*	420	11,306
Kansas City Life Insurance Co.	1,200	61,488
KMG America Corp.*	5,440	46,566
LandAmerica Financial Group, Inc.	7,200	488,520
National Financial Partners Corp.	14,200	802,584
National Interstate Corp.	669	14,551
National Western Life Insurance Co. "A"	700	162,603
Navigators Group, Inc.*	6,100	302,560
Odyssey Re Holdings Corp. (a)	5,502	119,393
Ohio Casualty Corp.	28,742	911,122
Phoenix Companies, Inc.	42,000	684,600
PMA Capital Corp. "A"*	16,000	162,880
Presidential Life Corp.	10,000	254,100
ProAssurance Corp.*	11,227	583,804
Republic Companies Group, Inc.	5,200	90,272
RLI Corp.	10,000	573,000
Safety Insurance Group, Inc.	6,200	283,092
Seabright Insurance Holdings*	1,612	28,081
Selective Insurance Group, Inc.	12,700	673,100
State Auto Financial Corp.	4,300	144,953
Stewart Information Services Corp.	6,300	296,604
The Midland Co.	3,100	108,438
Tower Group, Inc.	8,800	203,280
Triad Guaranty, Inc.*	3,800	178,220
U.S.I. Holdings Corp.*	17,200	277,436
UICI	17,100	632,529
United Fire & Casualty Co.	6,800	223,720
Universal American Financial Corp.*	13,300	204,820
Zenith National Insurance Corp.	9,450	454,829

		13,739,853
Real Estate 6.5%
Aames Investment Corp. (REIT)	22,900	130,072
Acadia Realty Trust (REIT)	10,700	251,985
Affordable Residential Communities (REIT)	9,674	101,577
Agree Realty Corp. (REIT)	1,200	38,520
Alexander's, Inc. (REIT)*	800	231,200
Alexandria Real Estate Equities, Inc. (REIT)	10,300	981,899
American Campus Communities, Inc. (REIT)	6,700	173,597
American Home Mortgage Investment Corp. (REIT)	17,135	534,783
Anthracite Capital, Inc. (REIT)	20,900	229,482
Anworth Mortgage Asset Corp. (REIT)	15,300	120,258
Arbor Realty Trust, Inc. (REIT)	4,600	124,154
Ashford Hospitality Trust (REIT)	17,700	219,480
Bedford Property Investors, Inc. (REIT)	5,800	156,194
BioMed Realty Trust, Inc. (REIT)	17,800	527,592
Boykin Lodging Co. (REIT)*	9,900	111,771
Brandywine Realty Trust (REIT)	39,169	1,244,007
Capital Lease Funding, Inc. (REIT)	15,700	174,113
Capital Trust, Inc. "A" (REIT)	3,300	102,696
Cedar Shopping Centers, Inc. (REIT)	8,700	137,808

Colonial Properties Trust (REIT) (a)	20,397	1,022,502
Columbia Equity Trust, Inc. (REIT)	1,996	35,090
Commercial Net Lease Realty (REIT)	18,100	421,730
Consolidated-Tomoka Land Co.	2,600	161,538
Corporate Office Properties Trust (REIT)	15,300	699,822
Correctional Properties Trust (REIT)	6,500	162,825
Cousins Properties, Inc. (REIT)	19,300	645,199
Deerfield Triarc Capital Corp. (REIT)	4,900	66,101
DiamondRock Hospitality Co. (REIT)	6,600	91,146
Digital Realty Trust, Inc. (REIT)	4,800	135,216
EastGroup Properties, Inc. (REIT)	7,800	370,032
ECC Capital Corp. (REIT)	36,880	56,058
Education Realty Trust, Inc. (REIT)	15,390	235,467
Entertainment Properties Trust (REIT)	13,575	569,878
Equity Inns, Inc. (REIT)	22,200	359,640
Equity Lifestyle Properties, Inc. (REIT)	8,700	432,825
Equity One, Inc. (REIT)	14,750	362,260
Extra Space Storage, Inc. (REIT)	20,800	357,552
FelCor Lodging Trust, Inc. (REIT)	19,431	409,994
Fieldstone Investment Corp. (REIT)	24,400	287,920
First Industrial Realty Trust, Inc. (REIT) (a)	20,400	870,876
First Potomac Realty Trust (REIT)	10,700	302,275
Getty Realty Corp. (REIT)	5,700	165,870
Glenborough Realty Trust, Inc. (REIT)	17,651	383,909
Glimcher Realty Trust (REIT)	13,400	380,560
GMH Communities Trust (REIT)	15,500	180,420
Government Properties Trust, Inc. (REIT)	12,300	117,342
Gramercy Capital Corp. (REIT)	3,600	89,748
Heritage Property Investment Trust (REIT)	9,200	364,228
Hersha Hospitality Trust (REIT)	4,300	42,097
Highland Hospitality Corp. (REIT)	18,400	233,864
Highwoods Properties, Inc. (REIT)	24,100	812,893
Home Properties, Inc. (REIT)	15,200	776,720
HomeBanc Corp. (REIT)	18,400	161,736
HouseValues, Inc.* (a)	4,800	39,552
Impac Mortgage Holdings, Inc. (REIT) (a)	29,200	281,488
Inland Real Estate Corp. (REIT)	29,900	487,669
Innkeepers USA Trust (REIT)	13,800	233,910
Investors Real Estate Trust (REIT)	14,000	133,560
Jer Investors Trust, Inc. (REIT)	3,200	53,184
Jones Lang LaSalle, Inc.	15,042	1,151,315
Kilroy Realty Corp. (REIT)	13,200	1,019,832
Kite Realty Group Trust (REIT)	9,400	149,930
LaSalle Hotel Properties (REIT)	14,000	574,000
Lexington Corporate Properties Trust (REIT)	21,000	437,850
LTC Properties, Inc. (REIT)	7,600	176,776
Luminent Mortgage Capital, Inc. (REIT)	23,014	186,644
Maguire Properties, Inc. (REIT)	17,900	653,350
Medical Properties Trust, Inc. (REIT)	2,246	24,257
Meristar Hospitality Corp. (REIT)*	34,344	356,491
MFA Mortgage Investments, Inc. (REIT)	31,900	202,565
Mid-America Apartment Communities, Inc. (REIT)	8,900	487,275
MortgageIT Holdings, Inc. (REIT)	15,200	164,616
National Health Investors, Inc. (REIT)	10,500	266,700
Nationwide Health Properties, Inc. (REIT)	29,700	638,550

Newcastle Investment Corp. (REIT)	16,500	394,680
Newkirk Realty Trust, Inc.	5,900	106,731
NorthStar Realty Finance Corp. (REIT)	7,034	77,022
NovaStar Financial, Inc. (REIT) (a)	10,300	344,432
OMEGA Healthcare Investors, Inc. (REIT)	17,700	248,154
Opteum, Inc. "A", (REIT)	13,900	118,984
Parkway Properties, Inc. (REIT)	5,900	257,712
Pennsylvania Real Estate Investment Trust (REIT)	17,612	774,928
Post Properties, Inc. (REIT)	18,800	836,600
Potlatch Corp.	13,668	585,537
PS Business Parks, Inc. (REIT)	6,400	357,888
RAIT Investment Trust (REIT)	11,100	313,464
Ramco-Gershenson Properties Trust (REIT)	7,600	230,052
Redwood Trust, Inc. (REIT)	6,900	298,908
Republic Property Trust (REIT)	5,200	61,204
Saul Centers, Inc. (REIT)	3,500	153,685
Saxon Capital, Inc. (REIT)	22,500	234,900
Senior Housing Properties Trust (REIT)	22,100	400,010
Sizeler Property Investors, Inc. (REIT)	4,300	63,468
Sovran Self Storage, Inc. (REIT)	7,000	386,400
Spirit Finance Corp. (REIT)	25,860	315,492
Strategic Hotels & Resorts, Inc. (REIT)	27,700	644,856
Sun Communities, Inc. (REIT)	6,900	243,915
Sunstone Hotel Investors, Inc. (REIT)	14,800	428,756
Tanger Factory Outlet Centers, Inc. (REIT)	10,200	350,982
Taubman Centers, Inc. (REIT)	23,000	958,410
Tejon Ranch Co.*	2,800	136,836
Town & Country Trust (REIT)	9,600	389,664
Trammell Crow Co.*	12,600	449,316
Trustreet Properties, Inc. (REIT)	30,000	455,700
U-Store-It Trust (REIT)	16,500	332,475
Universal Health Realty Income Trust (REIT)	6,300	230,139
Urstadt Biddle Properties "A" (REIT)	5,900	106,200
Washington Real Estate Investment Trust (REIT)	17,300	628,336
Winston Hotels, Inc. (REIT)	10,100	114,837
ZipRealty, Inc.* (a)	3,500	30,730

		37,137,438
Health Care 12.1%
Biotechnology 4.1%
Aastrom Biosciences, Inc.*	52,800	107,184
Abgenix, Inc.*	35,500	798,750
Acadia Pharmaceuticals, Inc.*	8,991	143,676
Albany Molecular Research, Inc.*	12,000	121,920
Alexion Pharmaceuticals, Inc.*	13,835	490,036
Alkermes, Inc.*	38,500	848,925
Amylin Pharmaceuticals, Inc.* (a)	46,500	2,276,175
Antigenics, Inc.* (a)	15,300	41,922
Applera Corp.-Celera Genomics Group*	28,300	330,827
Arena Pharmaceuticals, Inc.*	18,300	331,413
ARIAD Pharmaceuticals, Inc.*	29,800	196,084
ArQule, Inc.*	9,500	54,530
Array BioPharma, Inc.*	15,400	140,756
Bioenvision, Inc.*	18,400	131,192
BioMarin Pharmaceutical, Inc.*	35,628	478,128

Caliper Life Sciences, Inc.*	18,200	116,480
Cambrex Corp.	11,203	218,907
Cell Genesys, Inc.* (a)	24,400	194,712
Cell Therapeutics, Inc.* (a)	51,350	98,078
Cepheid, Inc.*	22,500	206,100
Coley Pharmaceutical Group, Inc.*	113	1,712
Cotherix, Inc.*	3,667	33,516
Cubist Pharmaceuticals, Inc.*	22,657	520,431
CuraGen Corp.* (a)	20,000	100,200
Curis, Inc.*	22,600	53,788
CV Therapeutics, Inc.* (a)	15,722	347,142
deCODE genetics, Inc.*	24,100	208,947
Dendreon Corp.*	26,900	126,699
Digene Corp.*	8,000	312,800
Diversa Corp.*	8,600	78,346
DOV Pharmaceutical, Inc.*	11,200	178,976
DUSA Pharmaceuticals, Inc.*	10,000	70,600
Encysive Pharmaceuticals, Inc.*	23,146	113,184
Enzo Biochem, Inc.*	9,237	124,699
Enzon Pharmaceuticals, Inc.*	22,200	179,820
Exelixis, Inc.*	29,900	359,099
Genitope Corp.*	11,500	100,050
Genomic Health, Inc.*	341	3,536
Geron Corp.* (a)	22,600	187,806
GTx, Inc.*	846	9,238
Human Genome Sciences, Inc.*	51,900	564,153
ICOS Corp.*	26,100	575,505
Idenix Pharmaceuticals, Inc.*	4,704	63,833
Illumina, Inc.*	15,900	377,625
ImmunoGen, Inc.*	17,579	76,293
Incyte Corp.*	31,700	190,834
InterMune, Inc.*	12,400	229,896
Isis Pharmaceuticals, Inc.*	29,768	268,210
Keryx Biopharmaceuticals, Inc.*	13,600	259,896
Lexicon Genetics, Inc.*	23,622	130,866
Luminex Corp.*	8,900	132,254
Mannkind Corp.* (a)	8,900	181,916
Martek Biosciences Corp.* (a)	12,000	393,960
Maxygen, Inc.*	8,100	67,068
Medarex, Inc.*	43,100	569,782
Momenta Pharmaceutical, Inc.*	4,300	84,538
Monogram Biosciences, Inc.*	41,100	75,624
Myogen, Inc.*	7,600	275,348
Myriad Genetics, Inc.*	15,400	401,786
Nabi Biopharmaceuticals* (a)	31,233	176,154
Nanogen, Inc.*	23,000	69,460
Nektar Therapeutics*	32,600	664,388
NeoPharm, Inc.*	8,786	73,451
Neurocrine Biosciences, Inc.*	16,000	1,032,640
Neurogen Corp.*	7,900	48,901
Northfield Laboratories, Inc.* (a)	13,500	135,000
NPS Pharmaceuticals, Inc.*	21,170	180,792
Nuvelo, Inc.*	21,333	380,154
Onyx Pharmaceuticals, Inc.*	15,900	417,534
Orchid Cellmark, Inc. *	11,500	66,010

Pharmion Corp.*	9,100	163,982
Progenics Pharmaceuticals, Inc.*	6,800	180,132
Regeneron Pharmaceuticals, Inc.*	16,400	272,732
Renovis, Inc.*	8,700	185,484
Rigel Pharmaceuticals, Inc.*	13,400	153,966
Savient Pharmaceuticals, Inc.*	29,360	156,489
Seattle Genetics, Inc.*	13,600	70,176
Senomyx, Inc.*	12,020	197,849
Serologicals Corp.*	15,300	374,238
StemCells, Inc.* (a)	31,700	113,486
Tanox, Inc.* (a)	11,600	225,272
Telik, Inc.* (a)	20,500	396,880
Threshold Pharmaceuticals, Inc.*	214	3,208
Trimeris, Inc.*	9,602	129,723
United Therapeutics Corp.*	8,528	565,236
Vertex Pharmaceuticals, Inc.*	45,700	1,672,163
ViaCell, Inc.*	5,100	28,101
ZymoGenetics, Inc.*	10,500	227,010

		23,716,382
Health Care Equipment & Supplies 3.7%
Abaxis, Inc.*	10,000	226,800
ABIOMED, Inc.* (a)	7,400	95,460
Adeza Biomedical Corp.*	3,200	67,616
Align Technology, Inc.*	24,400	223,748
American Medical Systems Holdings, Inc.*	26,300	591,750
Analogic Corp.	6,900	456,780
AngioDynamics, Inc.*	2,200	66,132
Arrow International, Inc.	8,200	267,894
ArthroCare Corp.*	8,800	420,816
Aspect Medical Systems, Inc.*	5,900	161,896
Bio-Rad Laboratories, Inc. "A"*	6,500	405,275
Bio-Reference Laboratories, Inc.*	6,000	108,240
Biosite, Inc.*	6,215	322,745
Bruker BioSciences Corp.*	9,838	53,125
Candela Corp.*	11,200	241,920
Cantel Medical Corp.*	3,148	51,596
Conmed Corp.*	13,361	255,863
Conor Medsystems, Inc.*	5,450	160,230
Cyberonics, Inc.*	8,051	207,474
Datascope Corp.	4,106	162,433
Dexcom, Inc.*	911	18,466
Diagnostic Products Corp.	9,300	442,959
Dionex Corp.*	9,360	575,453
DJ Orthopedics, Inc.*	7,700	306,152
Encore Medical Corp.*	23,500	120,320
EPIX Pharmaceuticals, Inc.*	11,600	40,600
ev3, Inc.*	4,353	77,092
Foxhollow Technologies, Inc.* (a)	4,800	146,640
Greatbatch, Inc.*	8,600	188,426
Haemonetics Corp.*	9,500	482,315
HealthTronics, Inc.*	17,500	144,725
Hologic, Inc.*	18,200	1,007,370
I-Flow Corp.*	10,400	138,528
ICU Medical, Inc.*	6,000	217,140
Immucor, Inc.*	17,762	509,592

Integra LifeSciences Holdings*	9,400	385,212
Intermagnetics General Corp.*	17,706	443,535
IntraLase Corp.*	7,600	176,320
Intuitive Surgical, Inc.*	14,050	1,657,900
Invacare Corp.	11,200	347,872
Inverness Medical Innovations, Inc.*	7,800	224,094
IRIS International, Inc.*	7,700	120,351
Kensey Nash Corp.*	5,600	160,160
Kyphon, Inc.*	11,500	427,800
Laserscope* (a)	7,300	172,645
LifeCell Corp.*	13,500	304,425
Mentor Corp.	12,792	579,606
Meridian Bioscience, Inc.	8,700	234,726
Merit Medical System, Inc.*	11,144	133,839
Molecular Devices Corp.*	8,100	268,596
Neurometrix, Inc.*	3,500	136,290
NuVasive, Inc.*	11,200	211,120
NxStage Medical, Inc.*	185	2,374
Occulogix, Inc.* (a)	11,300	38,985
OraSure Technologies, Inc.*	21,700	223,510
Palomar Medical Technologies, Inc.*	7,700	257,565
PolyMedica Corp.	9,600	406,656
Somanetics Corp.*	6,800	150,144
SonoSite, Inc.*	7,528	305,938
Stereotaxis, Inc.*	3,950	49,809
STERIS Corp.	27,500	678,700
SurModics, Inc.* (a)	6,800	240,448
Sybron Dental Specialties, Inc.*	15,000	618,600
Symmetry Medical, Inc.*	4,800	101,808
ThermoGenesis Corp.*	14,900	60,345
Thoratec Corp.*	19,560	376,921
TriPath Imaging, Inc.*	14,100	98,418
Varian, Inc.*	14,728	606,499
Ventana Medical Systems, Inc.*	12,192	509,260
Viasys Healthcare, Inc.*	11,500	345,920
Vital Signs, Inc.	2,000	109,860
Vnus Medical Technologies, Inc.*	4,100	31,119
West Pharmaceutical Services, Inc.	10,972	380,948
Wright Medical Group, Inc.*	14,300	282,425
Young Innovations, Inc.	1,100	40,172
Zoll Medical Corp.*	5,900	155,406

		21,019,892
Health Care Providers & Services 2.9%
Alliance Imaging, Inc.*	7,000	45,080
Allied Healthcare International, Inc.*	8,800	42,680
Allion Healthcare, Inc.*	1,959	26,564
Allscripts Healthcare Solutions, Inc.* (a)	15,200	278,312
Amedisys, Inc.*	7,400	257,150
America Service Group, Inc.*	5,400	70,362
American Dental Partners, Inc.*	6,950	93,825
American Retirement Corp.*	12,500	320,250
AMICAS, Inc.*	12,062	56,933
AMN Healthcare Services, Inc.*	6,200	116,064
AmSurg Corp.*	12,200	276,818
Apria Healthcare Group, Inc.*	19,600	450,408

BioScrip, Inc.*	12,868	92,778
Brookdale Senior Living, Inc.	4,400	166,100
Centene Corp.*	16,600	484,222
Chemed Corp.	11,000	652,740
Computer Programs & Systems, Inc.	4,200	210,000
CorVel Corp.*	2,500	55,050
Cross Country Healthcare, Inc.*	14,700	284,592
Dendrite International, Inc.*	15,724	214,633
Eclipsys Corp.*	16,406	387,346
Emageon, Inc.*	8,300	141,017
eResearch Technology, Inc.*	18,700	269,093
Genesis HealthCare Corp.*	7,850	344,929
Gentiva Health Services, Inc.*	13,000	236,730
HealthExtras, Inc.*	9,700	342,410
Healthspring, Inc.*	4,700	87,467
Healthways, Inc.*	12,900	657,126
Hooper Holmes, Inc.	23,400	67,626
Horizon Health Corp.*	5,400	106,920
Kindred Healthcare, Inc.*	10,600	266,590
LCA-Vision, Inc. (a)	7,600	380,836
LHC Group, Inc.*	949	15,184
Magellan Health Services, Inc.*	12,800	518,016
Matria Healthcare, Inc.*	8,153	309,488
MedCath Corp.*	3,800	72,656
Merge Technologies, Inc.*	10,400	166,088
Molina Healthcare, Inc.*	3,600	120,492
MWI Veterinary Supply, Inc.*	889	29,248
National Healthcare Corp.	2,000	80,160
Odyssey HealthCare, Inc.*	15,875	273,209
Option Care, Inc.	12,400	175,336
Owens & Minor, Inc.	14,700	481,719
PainCare Holdings, Inc.*	21,000	40,110
PAREXEL International Corp.*	11,760	310,934
Pediatrix Medical Group, Inc.*	10,259	1,052,984
Per-Se Technologies, Inc.*	13,549	361,216
Phase Forward, Inc.*	6,043	67,319
PRA International*	3,700	91,723
Providence Service Corp.*	2,838	92,292
PSS World Medical, Inc.*	26,463	510,471
Psychiatric Solutions, Inc.*	19,000	629,470
Radiation Therapy Services, Inc.*	3,600	91,836
RehabCare Group, Inc.*	8,800	165,880
Res-Care, Inc.*	10,900	200,342
SFBC International, Inc.* (a)	8,800	214,544
Sunrise Senior Living, Inc.*	14,850	578,705
Symbion, Inc.*	5,600	126,840
TriZetto Group, Inc.*	18,500	325,415
U.S. Physical Therapy, Inc.*	6,300	107,793
United Surgical Partners International, Inc.*	19,150	678,101
Ventiv Health, Inc.*	10,400	345,488
VistaCare, Inc. "A"*	7,100	110,050
Vital Images, Inc.*	6,700	228,336
WebMD Health Corp. "A"* (a)	3,900	162,396
WellCare Health Plans, Inc.*	6,600	299,904

		16,516,396

Pharmaceuticals 1.4%
Adams Respiratory Therapeutics, Inc.*	4,000	159,080
Adolor Corp.*	17,800	423,640
Alpharma, Inc. "A"	14,990	402,032
Andrx Corp.*	31,300	743,062
AtheroGenics, Inc.* (a)	16,800	274,176
AVANIR Pharmaceuticals "A"*	10,300	150,586
Barrier Therapeutics, Inc.*	7,300	70,664
Bentley Pharmaceuticals, Inc.*	9,300	122,295
Caraco Pharmaceutical Laboratories Ltd.*	1,700	22,100
CNS, Inc.	7,300	157,242
Connetics Corp.*	16,211	274,452
Cypress Bioscience, Inc.*	16,900	106,470
Discovery Laboratories, Inc.*	27,800	203,774
Durect Corp.* (a)	21,800	138,648
First Horizon Pharmaceutical Corp.*	12,000	302,520
Hi-Tech Pharmacal Co., Inc.*	4,550	128,310
Inspire Pharmaceuticals, Inc.*	22,500	117,675
Ista Pharmaceuticals, Inc.*	7,800	49,530
K-V Pharmaceutical Co. "A"*	14,550	350,946
Medicines Co.*	21,000	431,970
Medicis Pharmaceutical Corp. "A" (a)	20,700	674,820
MGI Pharma, Inc.*	29,000	507,500
Nastech Pharmaceutical Co., Inc.*	10,600	190,800
New River Pharmaceuticals, Inc.*	3,400	112,914
Nitromed, Inc.* (a)	6,142	51,593
Noven Pharmaceuticals, Inc.*	11,600	208,916
Pain Therapeutics, Inc.* (a)	15,000	163,050
Par Pharmaceutical Companies, Inc.*	13,600	383,248
Penwest Pharmaceuticals Co.*	10,400	225,576
Perrigo Co.	31,498	513,732
Pozen, Inc.*	11,300	188,710
Salix Pharmaceuticals Ltd.*	16,050	264,986
SuperGen, Inc.*	26,183	148,719
Xenoport, Inc.*	520	11,773

		8,275,509
Industrials 15.4%
Aerospace & Defense 1.8%
AAR Corp.*	14,850	422,928
Applied Signal Technology, Inc.	7,300	144,759
Argon ST, Inc.*	3,483	116,785
Armor Holdings, Inc.*	13,341	777,647
Aviall, Inc.*	12,300	468,384
BE Aerospace, Inc.*	29,700	746,064
Ceradyne, Inc.*	10,175	507,732
Cubic Corp.	5,900	141,246
Curtiss-Wright Corp.	9,400	622,280
DHB Industries, Inc.*	16,300	77,914
DRS Technologies, Inc.	16,539	907,495
EDO Corp.	6,300	194,355
Essex Corp.*	7,800	171,756
Esterline Technologies Corp.*	9,200	393,300
GenCorp, Inc.* (a)	19,883	408,596
HEICO Corp.	10,500	332,745

Herley Industries, Inc.*	8,000	167,040
Hexcel Corp.*	32,100	705,237
Innovative Solutions & Support, Inc.*	8,550	111,150
Ionatron, Inc.* (a)	8,529	115,227
K&F Industries Holdings, Inc.*	5,336	88,578
Kaman Corp.	6,900	173,604
Moog, Inc. "A"*	15,075	535,012
MTC Technologies, Inc.*	3,100	86,769
Orbital Sciences Corp.*	20,760	328,423
Sequa Corp. "A"*	2,000	195,600
Sypris Solutions, Inc.	2,100	19,803
Taser International, Inc.* (a)	28,000	296,520
Teledyne Technologies, Inc.*	13,722	488,503
Triumph Group, Inc.*	6,000	265,560
United Industrial Corp.	5,000	304,650

		10,315,662
Air Freight & Logistics 0.4%
ABX Air, Inc.*	19,900	135,519
Dynamex, Inc.*	2,680	51,777
EGL, Inc.*	12,780	575,100
Forward Air Corp.	12,037	448,860
Hub Group, Inc. "A"*	7,000	319,060
Pacer International, Inc.	17,500	571,900

		2,102,216
Airlines 0.6%
Airtran Holdings, Inc.*	33,300	603,063
Alaska Air Group, Inc.*	13,500	478,575
Continental Airlines, Inc. "B"* (a)	34,000	914,600
ExpressJet Holdings, Inc.*	20,500	152,520
Frontier Airlines, Inc.	16,829	129,583
Mesa Air Group, Inc.*	16,000	183,040
Pinnacle Airlines Corp.*	10,900	72,594
Republic Airways Holdings, Inc.*	4,779	70,777
SkyWest, Inc.	25,600	749,312
World Air Holdings, Inc.*	11,400	111,948

		3,466,012
Building Products 0.8%
Aaon, Inc.*	3,500	83,685
American Woodmark Corp.	6,000	213,000
Ameron International Corp.	3,100	227,013
Apogee Enterprises, Inc.	14,400	243,072
Builders FirstSource, Inc.*	3,100	70,401
ElkCorp.	7,960	268,650
Griffon Corp.*	10,070	250,139
Jacuzzi Brands, Inc.*	29,014	285,208
Lennox International, Inc.	22,418	669,401
NCI Building Systems, Inc.*	9,500	567,815
Simpson Manufacturing Co., Inc.	16,300	705,790
Trex Co, Inc.* (a)	6,000	190,200
Universal Forest Products, Inc.	7,600	482,524
Water Pik Technologies, Inc.*	3,100	85,901

		4,342,799
Commercial Services & Supplies 3.5%
ABM Industries, Inc.	14,000	268,380

Administaff, Inc.	7,700	418,572
American Ecology Corp.	6,700	136,546
American Reprographics Co.*	8,640	299,722
Angelica Corp.	4,400	90,288
Banta Corp.	10,000	519,800
Bowne & Co., Inc.	16,700	278,389
Brady Corp. "A"	15,300	573,138
Casella Waste Systems, Inc. "A"*	9,300	132,153
CBIZ, Inc.*	25,328	202,624
CDI Corp.	5,000	143,850
Central Parking Corp.	4,633	74,128
Cenveo Inc.*	18,880	313,030
Clean Harbors, Inc.*	6,700	198,789
Coinstar, Inc.*	11,328	293,508
COMSYS IT Partners, Inc.*	2,674	29,120
Consolidated Graphics, Inc.*	4,200	218,904
Corrections Corp. of America*	15,493	700,284
CoStar Group, Inc.*	7,500	389,175
Covanta Holding Corp.*	45,810	763,653
CRA International, Inc.*	4,700	231,522
DiamondCluster International, Inc.*	15,200	162,640
Duratek, Inc.*	7,500	164,250
Ennis, Inc.	12,400	241,800
Exponent, Inc.*	1,800	56,970
First Advantage Corp. "A"*	5,000	120,900
FTI Consulting, Inc.*	15,900	453,627
G & K Services, Inc. "A"	8,072	343,383
Geo Group, Inc.*	3,900	130,026
Global Cash Access, Inc.*	6,300	110,376
Healthcare Services Group, Inc.	12,225	261,126
Heidrick & Struggles International, Inc.*	9,244	335,372
Hudson Highland Group, Inc.*	9,900	187,506
Huron Consulting Group, Inc.*	1,371	41,528
IHS, Inc. "A"*	6,000	164,100
IKON Office Solutions, Inc.	42,300	602,775
John H. Harland Co.	13,700	538,410
Kelly Services, Inc. "A"	8,900	241,813
Kenexa Corp.*	3,433	105,565
Kforce, Inc.*	15,600	198,900
Knoll, Inc.	4,856	103,530
Korn/Ferry International*	12,623	257,383
Labor Ready, Inc.*	21,200	507,740
Layne Christensen Co.*	5,500	184,360
Learning Tree International, Inc.*	3,583	43,426
LECG Corp.*	6,300	121,401
M&F Worldwide Corp.*	5,200	74,256
McGrath Rentcorp.	6,600	198,396
Mine Safety Appliances Co.	10,800	453,600
Mobile Mini, Inc.*	13,948	431,272
Navigant Consulting, Inc.*	18,075	385,901
NCO Group, Inc.*	12,511	297,136
Odyssey Marine Exploration, Inc.*	17,800	65,326
PHH Corp.*	19,500	520,650
Pike Electric Corp.*	4,508	94,713
PRG-Schultz International, Inc.* (a)	17,197	10,487

Resources Connection, Inc.*	18,700	465,817
Rollins, Inc.	13,575	274,758
Schawk, Inc.	3,600	93,636
School Specialty, Inc.*	12,800	441,600
Sirva, Inc.*	11,800	100,654
SOURCECORP, Inc.*	7,483	180,415
Spherion Corp.*	22,543	234,447
Standard Register Co.	5,200	80,600
Taleo Corp. "A"*	716	9,344
TeleTech Holdings, Inc.*	15,200	168,872
Tetra Tech, Inc.*	22,616	431,739
The Advisory Broad Co.*	8,100	451,737
TRM Corp.* (a)	8,200	55,186
United Stationers, Inc.*	15,451	820,448
Viad Corp.	7,600	260,528
Volt Information Sciences, Inc.*	2,400	73,344
Waste Connections, Inc.*	20,850	830,039
Waste Services, Inc.*	19,400	61,110
Watson Wyatt & Co. Holdings "A"	16,600	540,828

		20,061,321
Construction & Engineering 0.9%
Comfort Systems USA, Inc.	12,200	164,700
EMCOR Group, Inc.*	11,600	576,056
Granite Construction, Inc.	15,250	742,370
Infrasource Services, Inc.*	4,157	71,542
Insituform Technologies, Inc. "A"*	12,790	340,214
Perini Corp.*	6,500	197,405
Quanta Services, Inc.*	45,100	722,502
Shaw Group, Inc.*	30,800	936,320
URS Corp.*	16,800	676,200
Washington Group International, Inc.	11,600	665,724
Williams Scotsman International, Inc.*	7,700	192,885

		5,285,918
Electrical Equipment 1.4%
A.O. Smith Corp.	6,560	346,368
Acuity Brands, Inc.	19,031	761,240
American Superconductor Corp.*	14,000	158,900
Artesyn Technologies, Inc.*	18,807	205,937
Baldor Electric Co.	13,897	470,691
C&D Technologies, Inc.	9,920	91,661
Color Kinetics, Inc.*	4,152	87,939
Encore Wire Corp.*	7,850	265,958
Energy Conversion Devices, Inc.*	10,109	497,161
EnerSys*	15,900	219,420
Evergreen Solar, Inc.* (a)	18,000	277,200
Franklin Electric Co., Inc.	7,700	420,805
FuelCell Energy, Inc.* (a)	19,200	220,224
General Cable Corp.*	19,250	583,852
Genlyte Group, Inc.*	10,700	729,098
Global Power Equipment Group, Inc.*	17,100	65,835
GrafTech International Ltd.*	37,898	231,178
II-VI, Inc.*	10,200	184,518
LaBarge, Inc.*	5,400	80,730
LSI Industries, Inc.	10,475	178,494
Medis Technologies Ltd.* (a)	7,265	169,492

Plug Power, Inc.* (a)	24,271	121,355
Powell Industries, Inc.*	2,300	50,094
Power-One, Inc.*	26,300	189,360
Regal-Beloit Corp.	10,600	448,062
Superior Essex, Inc.*	9,540	242,698
Ultralife Batteries, Inc.*	7,300	93,805
Valence Technology, Inc.* (a)	23,800	59,262
Vicor Corp.	6,774	133,651
Woodward Governor Co.	12,300	408,975

		7,993,963
Industrial Conglomerates 0.3%
Raven Industries, Inc.	7,800	305,058
Standex International Corp.	3,600	113,976
Tredegar Corp.	11,055	175,885
Walter Industries, Inc.	15,400	1,025,948

		1,620,867
Machinery 3.7%
3D Systems Corp.*	4,000	85,480
Accuride Corp.*	1,666	19,159
Actuant Corp. "A"	10,600	648,932
AGCO Corp.*	34,700	719,678
Alamo Group, Inc.	1,286	28,472
Albany International Corp. "A"	10,352	394,308
American Railcar Industries, Inc.*	1,900	66,633
American Science & Engineering, Inc.*	3,800	354,920
Astec Industries, Inc.*	6,960	249,864
ASV, Inc.* (a)	8,200	264,204
Badger Meter, Inc.	1,606	91,510
Barnes Group, Inc.	7,800	315,900
Briggs & Stratton Corp.	19,100	675,567
Bucyrus International, Inc. "A"	11,550	556,594
Cascade Corp.	5,700	301,245
CIRCOR International, Inc.	4,800	140,160
Clarcor, Inc.	22,800	811,680
Commercial Vehicle Group, Inc.*	4,175	80,202
Crane Co.	23,300	955,533
Dynamic Materials Corp. (a)	3,000	106,920
EnPro Industries, Inc.*	8,900	305,270
ESCO Technologies, Inc.*	9,734	493,027
Federal Signal Corp.	22,530	416,805
Flanders Corp.*	8,500	99,280
Flowserve Corp.*	21,900	1,277,646
Freightcar America, Inc.	4,900	311,640
Gardner Denver, Inc.*	9,950	648,740
Gehl Co.*	5,115	169,409
Gorman-Rupp Co.	2,250	54,900
Greenbrier Companies, Inc.	3,400	136,170
JLG Industries, Inc.	42,800	1,317,812
Kadant, Inc.*	5,580	126,666
Kaydon Corp.	13,290	536,384
Kennametal, Inc.	17,112	1,046,228
Lincoln Electric Holdings, Inc.	16,974	916,426
Lindsay Manufacturing Co.	6,250	169,312
Middleby Corp.*	2,600	217,672
Mueller Industries, Inc.	13,700	488,953

NACCO Industries, Inc. "A"	2,325	357,957
Nordson Corp.	12,200	608,292
RBC Bearings, Inc.*	1,845	37,822
Robbins & Myers, Inc.	3,800	82,080
Stewart & Stevenson Services, Inc.	13,600	496,128
Sun Hydraulics Corp.	4,950	105,831
Tecumseh Products Co. "A"	7,541	185,056
Tennant Co.	4,200	219,744
The Manitowoc Co., Inc.	11,777	1,073,474
Titan International, Inc.	7,200	124,272
Trinity Industries, Inc.	16,012	870,893
TurboChef Technologies, Inc.* (a)	4,100	50,020
Valmont Industries, Inc.	5,800	243,832
Wabash National Corp.	14,000	276,500
Wabtec Corp.	18,571	605,415
Watts Water Technologies, Inc. "A"	11,380	413,549

		21,350,166
Marine 0.1%
Horizon Lines, Inc. "A"	2,264	29,341
Kirby Corp.*	8,536	581,387

		610,728
Road & Rail 1.0%
AMERCO*	4,600	455,262
Arkansas Best Corp.	10,089	394,682
Covenant Transport, Inc., "A"*	5,700	83,220
Dollar Thrifty Automotive Group, Inc.*	10,200	463,080
Florida East Coast Industries, Inc.	12,600	679,140
Frozen Food Express Industries, Inc.*	2,449	25,592
Genesee & Wyoming, Inc.*	12,600	386,568
Heartland Express, Inc.	19,536	425,689
Kansas City Southern*	34,000	839,800
Knight Transportation, Inc.	22,392	442,242
Marten Transport Ltd.*	8,100	146,529
Old Dominion Freight Line, Inc.*	11,550	311,273
P.A.M. Transportation Services, Inc.*	526	12,966
RailAmerica, Inc.*	12,900	137,514
SCS Transportation, Inc.*	7,749	225,573
Universal Truckload Services, Inc.*	4,710	117,986
US Xpress Enterprises, Inc. "A"*	5,900	114,873
USA Truck, Inc.*	3,900	96,018
Werner Enterprises, Inc.	24,600	451,902

		5,809,909
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	10,700	477,220
Beacon Roofing Supply, Inc.*	8,272	336,174
BlueLinx Holdings, Inc.	6,730	107,680
Electro Rent Corp.*	6,500	110,500
GATX Corp.	17,500	722,575
H&E Equipment Services, Inc.*	3,000	87,360
Interline Brands, Inc.*	3,600	90,828
Lawson Products, Inc.	1,100	45,034
NuCo2, Inc.*	5,500	174,570
Rush Enterprises, Inc. "A"*	11,300	198,654
TAL International Group, Inc.*	4,500	108,495

UAP Holding Corp.	13,500	290,250
United Rentals, Inc.*	26,700	921,150
Watsco, Inc.	9,553	678,741
WESCO International, Inc.*	12,477	848,561

		5,197,792
Transportation Infrastructure 0.0%
Interpool, Inc.	1,311	26,482
Information Technology 19.2%
Communications Equipment 2.8%
3Com Corp.*	155,600	796,672
ADTRAN, Inc.	28,900	756,602
Airspan Networks, Inc.*	17,400	117,450
Anaren, Inc.*	9,670	188,275
Arris Group, Inc.*	41,300	568,288
Avocent Corp.*	22,200	704,628
Bel Fuse, Inc. "B"	3,835	134,340
Belden CDT, Inc.	18,738	510,236
Black Box Corp.	7,574	363,931
Blue Coat Systems, Inc.*	5,800	126,092
C-COR, Inc.*	19,666	171,881
Ciena Corp.*	229,500	1,195,695
CommScope, Inc.*	21,800	622,390
Comtech Telecommunications Corp.*	8,550	249,403
Digi International, Inc.*	11,400	133,038
Ditech Communications Corp.*	16,200	169,290
Dycom Industries, Inc.*	16,166	343,527
Endwave Corp.* (a)	2,310	33,934
Extreme Networks, Inc.*	57,600	289,152
Finisar Corp.*	83,200	411,840
Foundry Networks, Inc.*	47,900	869,864
Glenayre Technologies, Inc.*	35,100	184,275
Harmonic, Inc.*	27,800	177,086
Inter-Tel, Inc.	9,690	207,754
InterDigital Communications Corp.*	21,200	519,824
Ixia*	12,900	183,954
MasTec, Inc.*	13,300	188,461
MRV Communications, Inc.* (a)	48,434	198,579
NETGEAR, Inc.*	15,500	294,655
Oplink Communications, Inc.*	6,771	117,409
Optical Communication Products, Inc. "A"*	8,100	24,948
Packeteer, Inc.*	13,300	154,280
Plantronics, Inc.	18,600	658,998
Polycom, Inc.*	38,100	826,008
Powerwave Technologies, Inc.*	41,400	558,486
Redback Networks, Inc.*	15,600	338,364
Safenet, Inc.*	9,173	242,901
SeaChange International, Inc.*	15,100	117,327
Sonus Networks, Inc.*	95,500	523,340
SpectraLink Corp.	11,100	139,305
Sycamore Networks, Inc.*	65,200	306,440
Symmetricom, Inc.*	22,600	193,230
Tekelec*	21,000	290,430
Telkonet, Inc.* (a)	20,600	87,550
Terayon Communication Systems, Inc.*	17,344	31,740

UTStarcom, Inc.* (a)	39,100	245,939
ViaSat, Inc.*	9,800	280,770
Westell Technologies, Inc. "A"*	25,000	101,750
Zhone Technologies, Inc.*	33,085	88,668

		16,038,999
Computers & Peripherals 1.5%
Adaptec, Inc.*	50,000	276,500
Advanced Digital Information Corp.*	29,622	260,081
Brocade Communications Systems, Inc.*	104,100	695,388
Dot Hill Systems Corp.*	20,900	148,390
Eletronics for Imaging, Inc.*	21,700	606,949
Emulex Corp.*	33,100	565,679
Gateway, Inc.*	96,800	211,992
Hutchinson Technology, Inc.*	10,000	301,700
Hypercom Corp.*	27,400	254,820
Imation Corp.	13,400	574,994
Intermec, Inc.*	19,100	582,741
Komag, Inc.*	11,100	528,360
Lexar Media, Inc.* (a)	35,000	300,300
Maxtor Corp.*	101,200	967,472
McDATA Corp. "A"*	55,700	257,334
Mobility Electronics, Inc.*	12,400	103,292
Novatel Wireless, Inc.*	15,000	134,250
Palm, Inc.* (a)	33,196	768,819
Presstek, Inc.*	14,000	166,600
Quantum Corp.*	67,500	252,450
Rackable Systems, Inc.*	3,700	195,545
Rimage Corp.*	5,700	128,706
Stratasys, Inc.*	5,750	169,510
Synaptics, Inc.*	8,900	195,711

		8,647,583
Electronic Equipment & Instruments 2.4%
Aeroflex, Inc.*	26,950	370,023
Agilysys, Inc.	12,268	184,756
Anixter International, Inc.	11,600	554,248
Applied Films Corp.*	8,200	159,326
Bell Microproducts, Inc.*	16,500	101,640
Benchmark Electronics, Inc.*	16,299	625,067
Brightpoint, Inc.*	19,125	594,022
Checkpoint Systems, Inc.*	14,800	397,824
China Energy Savings Technology, Inc.*	3,600	19,080
Cogent, Inc.*	12,100	221,914
Cognex Corp.	16,100	477,204
Coherenet, Inc.*	14,574	511,693
CTS Corp.	13,790	184,510
Daktronics, Inc.	7,500	273,750
DTS, Inc.*	7,500	147,450
Echelon Corp.*	11,000	103,840
Electro Scientific Industries, Inc.*	11,356	251,308
Excel Technology, Inc.*	6,735	198,480
Fargo Electronics*	6,300	106,533
FARO Technologies, Inc.* (a)	7,100	101,175
Global Imaging Systems, Inc.*	9,200	349,416
Identix, Inc.*	42,900	341,484
International DisplayWorks, Inc.*	23,500	153,925

Itron, Inc.*	9,400	562,590
Keithley Instruments, Inc.	5,300	81,408
KEMET Corp.*	33,200	314,404
Landauer, Inc.	3,600	180,792
LeCroy Corp.*	6,400	100,160
Littlefuse, Inc.*	10,986	374,952
LoJack Corp.*	8,900	213,422
Measurement Specialties, Inc.*	3,511	91,813
Mercury Computer Systems, Inc.*	9,222	149,396
Methode Electronics, Inc. "A"	12,228	133,163
Metrologic Instruments, Inc.*	6,400	148,032
MTS Systems Corp.	8,800	368,104
Multi-Fineline Electronix, Inc.*	2,800	163,772
Newport Corp.*	18,400	347,024
OSI Systems, Inc.*	8,200	173,266
PAR Technology Corp.*	3,300	58,542
Park Electrochemical Corp.	6,387	188,417
Paxar Corp.*	15,350	300,400
Photon Dynamics, Inc.*	9,641	180,769
Plexus Corp.*	16,824	632,078
RadiSys Corp.*	9,774	194,014
Rofin-Sinar Technologies, Inc.*	7,000	378,910
Rogers Corp.*	6,500	354,120
Scansource, Inc.*	6,200	374,542
Spatialight, Inc.* (a)	14,700	52,038
SunPower Corp. "A"* (a)	4,400	167,904
SYNNEX Corp.*	2,486	46,140
Technitrol, Inc.	15,800	378,884
TTM Technologies, Inc.*	16,500	239,085
Universal Display Corp.* (a)	8,615	123,884
Viisage Technology, Inc.* (a)	6,800	119,068
X-Rite, Inc.	8,100	107,568

		13,727,329
Internet Software & Services 2.2%
aQuantive, Inc.*	25,700	604,978
Ariba, Inc.*	26,921	263,287
AsiaInfo Holdings, Inc.*	17,900	89,500
Autobytel, Inc.*	20,200	97,364
Bankrate, Inc.*	3,500	152,460
Click Commerce, Inc.* (a)	4,600	110,124
CMGI, Inc.*	180,700	267,436
CNET Networks, Inc.*	57,000	809,970
CyberSource Corp.*	13,500	150,660
Digital Insight Corp.*	15,222	554,081
Digital River, Inc.*	15,400	671,594
Digitas, Inc.*	33,200	478,080
EarthLink, Inc.*	54,600	521,430
eCollege.com, Inc.*	8,600	162,024
Entrust, Inc.*	28,600	128,700
Equinix, Inc.*	7,400	475,228
GlobeTel Communications Corp.* (a)	18,200	45,318
Greenfield Online, Inc.*	8,100	48,519
HomeStore, Inc.*	56,400	369,984
InfoSpace, Inc.*	12,800	357,760
Internet Capital Group, Inc.*	20,100	189,342

Interwoven, Inc.*	19,450	174,856
iPass, Inc.*	21,300	170,613
iVillage, Inc.*	15,400	129,514
j2 Global Communications, Inc.*	8,700	408,900
Jupitermedia Corp.*	8,000	143,840
Keynote Systems, Inc.*	7,700	88,088
Marchex, Inc. "B"* (a)	9,000	193,500
NetRatings, Inc.*	4,200	55,650
NIC, Inc.*	13,700	83,981
Online Resources Corp.*	10,700	139,100
Openwave Systems, Inc.*	35,766	771,830
RealNetworks, Inc.*	43,200	356,400
S1 Corp.*	28,500	143,640
Sohu.com, Inc.*	9,600	256,224
SonicWALL, Inc.*	26,200	185,758
Stellent, Inc.*	11,100	131,646
Support.com, Inc.*	17,200	76,196
Terremark Worldwide, Inc.*	9,292	78,982
Travelzoo, Inc.* (a)	900	17,622
United Online, Inc.	23,350	300,281
ValueClick, Inc.*	32,900	556,668
Vignette Corp.*	13,340	196,765
WebEx Communications, Inc.*	12,200	410,774
webMethods, Inc.*	22,200	186,924
Websense, Inc.*	18,200	501,956
WebSideStory, Inc.*	5,800	99,702

		12,407,249
IT Consulting & Services 2.0%
Acxiom Corp.	38,900	1,005,176
Anteon International Corp.*	10,500	572,880
Applied Digital Solutions, Inc.*	20,300	58,870
BearingPoint, Inc.*	70,000	594,300
CIBER, Inc.*	23,047	147,040
Covansys Corp.*	10,600	182,214
CSG Systems International, Inc.*	22,100	514,046
eFunds Corp.*	18,800	485,792
Euronet Worldwide, Inc.*	14,100	533,403
Forrester Research, Inc.*	6,000	133,920
Fourthstage Technologies, Inc.*	1	0
Gartner, Inc. "A"*	25,785	359,701
Gevity HR, Inc.	12,300	300,858
Heartland Payment Systems, Inc.*	2,060	51,026
iGATE Corp.*	4,088	24,119
Infocrossing, Inc.*	9,600	115,680
infoUSA, Inc.*	15,900	206,382
Integral Systems, Inc.	2,690	72,603
Intrado, Inc.*	8,500	220,830
iPayment, Inc.*	5,300	227,105
Kanbay International, Inc.*	8,600	131,236
Keane, Inc.*	20,400	321,300
Lionbridge Technologies, Inc.*	21,800	172,438
ManTech International Corp. "A"*	6,800	225,896
MAXIMUS, Inc.	6,700	241,066
MoneyGram International, Inc.	33,400	1,026,048
MPS Group, Inc.*	42,472	649,821

Ness Technologies, Inc.*	7,700	96,943
Pegasus Systems, Inc.*	11,104	104,489
Perot Systems Corp. "A"*	30,700	477,692
RightNow Technologies, Inc.*	6,200	98,394
Sapient Corp.*	30,200	230,426
SI International, Inc.*	5,400	189,810
StarTek, Inc.	6,725	158,441
Sykes Enterprises, Inc.*	12,900	182,922
Syntel, Inc.	2,500	47,300
TALX Corp.	12,712	362,038
TNS, Inc.*	3,900	82,602
Tyler Technologies, Inc.*	16,200	178,200
VeriFone Holdings, Inc.*	8,600	260,494
Wright Express Corp.*	18,200	510,510

		11,554,011
Semiconductors & Semiconductor Equipment 5.1%
Actel Corp.*	10,368	165,266
ADE Corp.*	5,700	174,534
Advanced Analogic Technologies, Inc.*	3,154	35,956
Advanced Energy Industries, Inc.*	10,906	154,102
AMIS Holdings, Inc.*	15,100	136,806
Amkor Technology, Inc.*	43,600	376,704
Applied Micro Circuits Corp.*	114,400	465,608
Asyst Technologies, Inc.*	22,300	232,143
Atheros Communications*	16,800	439,992
Atmel Corp.*	165,500	781,160
ATMI, Inc.*	15,406	465,261
Axcelis Technologies, Inc.*	39,400	230,884
Brooks Automation, Inc.*	31,096	442,807
Cabot Microelectronics Corp.*	9,600	356,160
Cirrus Logic, Inc.*	34,100	289,168
Cohu, Inc.	10,583	224,571
Conexant Systems, Inc.*	185,000	638,250
Credence Systems Corp.*	32,680	239,871
Cymer, Inc.*	14,400	654,336
Cypress Semiconductor Corp.*	54,100	916,995
Diodes, Inc.*	8,400	348,600
DSP Group, Inc.*	12,900	374,229
EMCORE Corp.*	18,400	188,048
Entegris, Inc.*	42,385	450,976
Exar Corp.*	18,982	271,063
Fairchild Semiconductor International, Inc.*	46,600	888,662
FEI Co.*	11,102	220,375
FormFactor, Inc.*	14,700	578,004
Genesis Microchip, Inc.*	12,700	216,408
Hittite Microwave Corp.*	1,199	40,418
Ikanos Communications, Inc.*	4,844	95,475
Integrated Device Technology, Inc.*	85,260	1,266,963
Integrated Silicon Solution, Inc.*	18,100	120,184
Intevac, Inc.*	10,000	287,800
IXYS Corp.*	11,400	105,108
Kopin Corp.*	35,900	179,859
Kulicke & Soffa Industries, Inc.*	25,700	245,178
Laedis Technology, Inc.*	9,900	56,232
Lattice Semiconductor Corp.*	55,300	368,298

LTX Corp.*	31,874	172,120
Mattson Technology, Inc.*	19,400	232,800
Micrel, Inc.*	27,100	401,622
Microsemi Corp.*	24,688	718,668
Microtune, Inc.*	24,100	125,802
MIPS Technologies, Inc.*	18,800	140,248
MKS Instruments, Inc.*	12,700	297,561
Monolithic Power Systems, Inc.*	9,300	173,352
Netlogic Microsystems, Inc.*	5,500	226,655
OmniVision Technologies, Inc.*	21,900	661,380
ON Semiconductor Corp.*	77,800	564,828
PDF Solutions, Inc.*	6,300	119,196
Pericom Semiconductor Corp.*	14,100	139,026
Photronics, Inc.*	14,068	263,916
Pixelworks, Inc.*	24,500	121,765
PLX Technology, Inc.*	11,200	140,560
PMC-Sierra, Inc.*	70,900	871,361
PortalPlayer, Inc.* (a)	6,300	140,049
Power Integrations, Inc.*	14,200	351,876
Rambus, Inc.*	40,200	1,581,468
RF Micro Devices, Inc.*	74,400	643,560
Rudolph Technologies, Inc.*	14,097	240,354
Semitool, Inc.*	8,000	90,960
Semtech Corp.*	27,400	490,186
Sigmatel, Inc.*	18,000	157,320
Silicon Image, Inc.*	30,700	316,517
Silicon Laboratories, Inc.*	17,800	978,110
Silicon Storage Technology, Inc.*	30,300	132,714
SiRF Technology Holdings, Inc.*	14,000	495,740
Skyworks Solutions, Inc.*	62,200	422,338
Spansion, Inc. "A"*	14,500	214,600
Standard Microsystems Corp.*	9,761	253,591
Supertex, Inc.*	5,548	208,716
Tessera Technologies, Inc.*	16,800	538,944
TranSwitch Corp.*	65,300	169,780
Trident Microsystems, Inc.*	21,100	613,166
TriQuint Semiconductor, Inc.*	52,078	256,224
Ultratech, Inc.*	11,228	274,861
Varian Semiconductor Equipment Associates, Inc.*	21,309	598,357
Veeco Instruments, Inc.*	12,200	284,870
Virage Logic Corp.*	7,500	80,925
Vitesse Semiconductor Corp.* (a)	84,500	302,510
Volterra Semiconductor Corp.* (a)	8,300	158,447
Zoran Corp.*	18,165	397,450

		29,486,947
Software 3.2%
Advent Software, Inc.*	9,600	272,832
Agile Software Corp.*	25,100	191,513
Altiris, Inc.*	9,500	209,095
Ansoft Corp.*	3,600	150,084
ANSYS, Inc.*	13,700	741,855
Aspen Technology, Inc.*	21,096	266,864
Atari, Inc.*	13,640	8,730
Blackbaud, Inc.	7,024	148,839
Blackboard, Inc.*	9,400	267,054

Borland Software Corp.*	31,029	167,557
Bottomline Technologies, Inc.*	9,400	129,062
Catapult Communications Corp.*	5,100	67,830
Concur Technologies, Inc.*	12,800	237,184
Epicor Software Corp.*	19,600	263,228
EPIQ Systems, Inc.*	7,000	133,000
FactSet Research Systems, Inc.	12,650	561,027
FalconStor Software, Inc.*	13,483	127,414
FileNET Corp.*	16,328	441,183
Informatica Corp.*	34,700	539,585
Intergraph Corp.*	12,674	527,999
Internet Security Systems, Inc.*	15,200	364,496
Intervideo, Inc.*	5,400	58,644
Intervoice, Inc.*	19,500	167,895
Jack Henry & Associates, Inc.	33,200	759,284
JDA Software Group, Inc.*	12,582	181,684
Kronos, Inc.*	13,121	490,594
Lawson Software, Inc.* (a)	22,200	170,274
Macrovision Corp.*	19,600	434,140
Magma Design Automation, Inc.*	16,000	138,400
Majesco Entertainment Co.*	8,700	12,006
Manhattan Associates, Inc.*	11,500	253,000
MapInfo Corp.*	6,700	93,934
MatrixOne, Inc.*	26,400	189,024
Mentor Graphics Corp.*	30,900	341,445
MICROS Systems, Inc.*	14,466	666,449
MicroStrategy, Inc., "A"*	6,200	652,798
Midway Games, Inc.* (a)	10,059	92,744
Motive, Inc.*	11,000	42,900
MRO Software, Inc.*	7,420	118,423
NetIQ Corp.*	21,572	240,528
NetScout Systems, Inc.*	7,200	65,520
Nuance Communications, Inc.*	50,736	599,192
Open Solutions, Inc.*	9,000	245,790
Opsware, Inc.*	28,000	239,960
Parametric Technology Corp.*	48,200	787,106
Pegasystems, Inc.*	4,400	35,904
Phoenix Technologies Ltd*	7,100	48,138
Progress Software Corp.*	14,394	418,721
QAD, Inc.	5,500	41,140
Quality Systems, Inc.	6,000	198,600
Quest Software, Inc.*	23,500	392,450
Radiant Systems, Inc.*	11,900	160,888
Renaissance Learning, Inc.	3,000	54,000
RSA Security, Inc.*	27,600	495,144
Secure Computing Corp.*	21,537	248,537
Sonic Solutions*	11,700	211,887
SPSS, Inc.*	8,500	269,110
SSA Global Technologies, Inc.*	2,863	45,894
THQ, Inc.*	23,245	601,813
TIBCO Software, Inc.*	83,100	694,716
Transaction Systems Architects, Inc. "A"*	16,606	518,273
Ulticom, Inc.*	4,200	45,150
Ultimate Software Group, Inc.*	10,700	276,595
VASCO Data Security International, Inc.*	13,000	106,340

Verint Systems, Inc.*	5,300	187,461
Wind River Systems, Inc.*	28,200	351,090
Witness Systems, Inc.*	12,000	304,800

		18,564,816
Materials 5.2%
Chemicals 1.5%
A. Schulman, Inc.	15,000	371,250
American Vanguard Corp.	2,800	85,540
Arch Chemicals, Inc.	11,888	361,395
Balchem Corp.	3,000	69,210
Calgon Carbon Corp.	13,300	81,795
CF Industries Holdings, Inc.	15,100	256,549
Ferro Corp.	16,832	336,640
Georgia Gulf Corp.	12,847	333,894
H.B. Fuller Co.	12,348	633,946
Hercules, Inc.*	50,100	691,380
Innospec, Inc.	5,100	130,713
Koppers Holdings, Inc.*	4,300	84,495
Kronos Worldwide, Inc.	1,719	52,189
Macdermid, Inc.	11,203	360,176
Minerals Technologies, Inc.	9,268	541,344
NewMarket Corp.*	7,200	342,648
NL Industries, Inc.	2,932	31,167
Olin Corp.	32,954	707,522
OM Group, Inc.*	10,900	250,700
Pioneer Companies, Inc.*	6,000	183,000
PolyOne Corp.*	35,862	334,234
Rockwood Holdings, Inc.*	5,700	131,214
Sensient Technologies Corp. (a)	17,533	316,471
Spartech Corp.	14,700	352,800
Stepan Co.	1,200	35,460
Symyx Technologies, Inc.*	12,470	345,918
Terra Industries, Inc.*	32,900	231,945
Tronox, Inc. "A"	16,700	283,232
W.R. Grace & Co.* (a)	26,500	352,450
Wellman, Inc.	15,000	95,400
Westlake Chemical Corp.	4,400	152,020
Zoltek Companies, Inc.* (a)	6,600	150,876

		8,687,573
Construction Materials 0.5%
Eagle Materials, Inc.	23,700	1,511,112
Headwaters, Inc.*	15,900	632,661
Texas Industries, Inc.	8,447	510,959

		2,654,732
Containers & Packaging 0.3%
Caraustar Industries, Inc.*	13,861	142,630
Chesapeake Corp.	11,533	160,078
Graphic Packaging Corp.*	23,600	48,852
Greif, Inc. "A"	5,900	403,678
Myers Industries, Inc.	8,159	130,462
Rock-Tenn Co. "A"	9,500	142,405
Silgan Holdings, Inc.	10,600	425,802

		1,453,907

Metals & Mining 2.5%
A.M. Castle & Co.	2,900	85,550
AK Steel Holding Corp.*	44,000	660,000
Aleris International, Inc.*	11,594	557,324
AMCOL International Corp.	7,950	228,960
Brush Engineered Materials, Inc.*	8,700	171,825
Carpenter Technology Corp.	9,490	896,995
Century Aluminum Co.*	10,500	445,725
Chaparral Steel Co.*	9,247	600,315
Cleveland-Cliffs, Inc. (a)	8,600	749,232
Coeur d'Alene Mines Corp.*	108,700	713,072
Commercial Metals Co.	25,000	1,337,250
Compass Minerals International, Inc.	8,600	214,914
Earle M. Jorgensen Co.*	6,678	101,172
Gibraltar Industries, Inc.	11,250	331,425
Hecla Mining Co.* (a)	52,600	347,686
MascoTech, Inc.*	3,800	0
Metal Management, Inc.	8,200	259,530
NN, Inc.	6,600	85,206
Oregon Steel Mills, Inc.*	14,100	721,497
Quanex Corp.	9,850	656,305
Reliance Steel & Aluminum Co.	12,550	1,178,696
Roanoke Electric Steel Corp.	3,254	105,104
Royal Gold, Inc. (a)	9,200	332,948
RTI International Metals, Inc.*	8,000	438,800
Ryerson Tull, Inc. (a)	11,788	315,447
Schnitzer Steel Industries, Inc. "A"	10,350	443,497
Steel Dynamics, Inc.	15,630	886,690
Steel Technologies, Inc.	6,500	157,950
Stillwater Mining Co.*	15,925	262,126
Titanium Metals Corp.*	11,200	543,760
Wheeling-Pittsburgh Corp.*	5,200	95,472
Worthington Industries, Inc.	25,200	505,512

		14,429,985
Paper & Forest Products 0.4%
Bowater, Inc.	21,000	621,180
Buckeye Technologies, Inc.*	10,498	95,007
Deltic Timber Corp.	3,100	187,860
Glatfelter	17,708	324,588
Longview Fibre Co.	22,600	583,984
Mercer International, Inc. (SBI)* (a)	6,312	58,765
Neenah Paper, Inc.	8,200	268,550
Schweitzer-Mauduit International, Inc.	5,000	120,000
Wausau Paper Corp.	18,780	266,112

		2,526,046
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.1%
Alaska Communications Systems Group, Inc.	9,800	118,874
Broadwing Corp.* (a)	27,730	408,740
Cbeyond Communications, Inc.*	1,700	30,005
Cincinnati Bell, Inc.*	95,700	432,564
Commonwealth Telephone Enterprises, Inc.	10,016	345,051
Consolidated Communications Holdings, Inc.	2,730	44,417
CT Communications, Inc.	8,200	111,438

FairPoint Communications, Inc.	14,590	201,634
General Communication, Inc. "A"*	25,300	305,877
Golden Telecom, Inc.	7,561	227,208
IDT Corp. "B"*	20,400	225,828
Iowa Telecommunications Services, Inc.	13,700	261,396
Level 3 Communications, Inc.* (a)	331,800	1,718,724
NeuStar, Inc. "A"*	7,900	244,900
North Pittsburgh Systems, Inc.	4,900	114,366
NTELOS Holdings Corp.*	8,700	121,887
Premiere Global Services, Inc.*	25,248	203,247
Shenandoah Telecommunications Co.	2,000	89,980
Surewest Communications	5,500	132,660
TALK America Holdings, Inc.*	13,433	114,584
Time Warner Telecom, Inc. "A"*	23,200	416,440
Valor Communications Group, Inc. (a)	16,270	214,113

6,083,933
Wireless Telecommunication Services 0.4%
CellNet Data Systems*	2,600	0
Centennial Communications Corp.*	7,100	52,043
Dobson Communications Corp. "A"*	55,800	447,516
InPhonic, Inc.* (a)	10,000	69,900
Price Communications Corp.*	15,363	271,771
SBA Communications Corp. "A"*	33,700	788,917
Syniverse Holdings, Inc.*	8,820	139,356
UbiquiTel, Inc.*	33,000	333,300
USA Mobility, Inc.	9,964	283,775
Wireless Facilities, Inc.*	31,000	124,620

2,511,198
Utilities 2.3%
Electric Utilities 0.9%
ALLETE, Inc.	9,100	424,060
Central Vermont Public Service	3,200	67,872
Cleco Corp.	21,860	488,134
Duquesne Light Holdings, Inc.	31,800	524,700
El Paso Electric Co.*	21,900	416,976
Empire District Electric Co.	11,700	259,974
IDACORP, Inc.	18,900	614,628
ITC Holdings Corp.	2,500	65,625
MGE Energy, Inc.	6,600	218,988
Otter Tail Corp.	9,400	269,686
Sierra Pacific Resources*	86,120	1,189,317
UIL Holdings Corp.	6,200	324,570
Unisource Energy Corp.	13,800	420,900

5,285,430
Gas Utilities 0.8%
Cascade Natural Gas Corp.	4,800	94,560
EnergySouth, Inc.	1,200	38,172
New Jersey Resources Corp.	13,450	608,613
Nicor, Inc. (a)	20,300	803,068
Northwest Natural Gas Co.	12,107	429,677
Peoples Energy Corp. (a)	18,700	666,468
South Jersey Industries, Inc.	13,200	359,964
Southwest Gas Corp.	15,012	419,585
The Laclede Group, Inc.	6,500	223,730
WGL Holdings, Inc.	21,800	663,156

4,306,993
Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	14,600	496,400
Ormat Technologies, Inc.	4,900	186,690

683,090
Multi-Utilities 0.3%
Aquila, Inc.*	148,300	591,717
Avista Corp.	18,071	373,166
CH Energy Group, Inc.	6,900	331,200
NorthWestern Corp.	16,700	520,038

1,816,121
Water Utilities 0.2%
American States Water Co.	4,800	179,328
California Water Service Group	6,600	297,330
Connecticut Water Service, Inc.	1,950	51,129
Middlesex Water Co.	2,533	47,975
SJW Corp.	4,200	112,770
Southwest Water Co.	8,925	142,266

830,798

Total Common Stocks (Cost $421,882,363)	564,553,914
Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%

US Treasury Bill, 3.938% **, 4/6/2006 (b) (Cost $904,505)	905,000	904,505
Shares	Value ($)
Closed End Investment Company 0.0%
Gladstone Investment Corp. (c)	3,693	55,764
Technology Investment Capital Corp. (c)	8,600	125,044

Total Closed End Investment Company (Cost $186,863)	180,808
Securities Lending Collateral 5.8%
Daily Assets Fund Institutional, 4.73% (d) (e) (Cost $33,400,802)	33,400,802	33,400,802
Cash Equivalents 2.1%
Cash Management QP Trust, 4.64% (f) (Cost $11,940,520)	11,940,520	11,940,520
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 468,315,053)	106.4	610,980,549
Other Assets and Liabilities, Net	(6.4)	(36,600,586)

Net Assets	100.0	574,379,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $32,406,409 which is 5.6% of net assets.
(b)	At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Closed-end mutual fund.
(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E Mini Index	6/16/2006	141	10,609,891	10,882,380	272,489

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006